UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

AB MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: May 31, 2016

Date of reporting period: February 29, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Municipal Income Fund, Inc.

AB National Portfolio

Portfolio of Investments

February 29, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 95.8%
Long-Term Municipal Bonds - 95.8%
Alabama - 2.3%
Birmingham Water Works Board
Series 2011
5.00%, 1/01/31	$10,000	$11,578,400
Series 2015A
5.00%, 1/01/33-1/01/34	4,390	5,153,386
County of Jefferson AL (County of Jefferson AL Sch Warrants)
Series 2004A
5.25%, 1/01/18-1/01/23	3,900	3,942,264
AGM Series 2004
5.50%, 1/01/21	1,000	1,008,370
Infirmary Health System Special Care Facilities Financing Authority of Mobile
Series 2016A
5.00%, 2/01/36 (a)	2,500	2,829,600
University of Alabama (The)
Series 2008A
5.75%, 9/01/22	3,000	3,358,110

		27,870,130

Arizona - 2.0%
Arizona Health Facilities Authority (Scottsdale Healthcare Hospitals Obligated Group)
Series 2014A
5.00%, 12/01/33-12/01/34	12,615	14,606,406
Estrella Mountain Ranch Community Facilities District (Estrella Mountain Ranch CFD Desert Village)
Series 2002
7.375%, 7/01/27	1,764	1,769,204
Industrial Development Authority of the County of Pima (The) (Horizon Community Learning Center)
Series 2005
5.125%, 6/01/20	2,825	2,829,209
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.25%, 12/01/23	3,685	4,425,943
Sundance Community Facilities District Assessment District No 1
Series 2002
7.75%, 7/01/22	116	116,101

		23,746,863

California - 12.3%
Bay Area Toll Authority
Series 2013S
5.00%, 4/01/31	5,560	6,631,356
California Econ Recovery
Series 2009A
5.25%, 7/01/21 (Pre-refunded/ETM)	1,510	1,735,594

	Principal Amount (000)	U.S. $ Value
California Educational Facilities Authority (Chapman University)
Series 2015
5.00%, 4/01/45	4,000	4,573,400
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/37-11/21/45 (b)	11,000	12,153,430
California Statewide Communities Development Authority
Series 2008
6.25%, 8/15/28 (Pre-refunded/ETM)	1,715	1,951,207
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2008A
5.50%, 8/15/23	80	88,938
City of Los Angeles CA Wastewater System Revenue
Series 2013A
5.00%, 6/01/33	9,310	10,890,279
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	9,260	10,508,804
County of San Bernardino CA COP
Series 2009A
5.25%, 8/01/26	1,910	2,141,855
Los Angeles Department of Water & Power PWR
Series 2013B
5.00%, 7/01/29-7/01/30	15,630	18,827,672
Los Angeles Department of Water & Power WTR
Series 2013A
5.00%, 7/01/31	9,115	10,649,055
Series 2013B
5.00%, 7/01/32	1,900	2,239,853
Manteca Unified School District (Manteca Unified School District CFD No 89-1)
NATL Series 2001
Zero Coupon, 9/01/31	11,910	6,171,047
Ontario Redevelopment Financing Authority
NATL Series 1993
5.80%, 8/01/23 (Pre-refunded/ETM)	1,000	1,147,680
Port of Los Angeles
Series 2009C
5.25%, 8/01/24	17,205	19,732,243
Series 2014A
5.00%, 8/01/34	5,790	6,719,758
San Diego County Water Authority COP
AGM Series 2008A
5.00%, 5/01/25 (Pre-refunded/ETM)	3,000	3,286,380
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2010A
4.90%, 5/01/29	2,800	3,178,588

	Principal Amount (000)	U.S. $ Value
State of California
Series 2007
5.00%, 11/01/32	10,000	10,676,100
Series 2013
5.00%, 11/01/29	8,000	9,690,320
University of California
Series 2013A
5.00%, 5/15/30	3,200	3,812,288

		146,805,847

Colorado - 1.5%
Colorado Health Facilities Authority
Series 2006
5.25%, 6/01/19 (Pre-refunded/ETM)	1,310	1,325,537
5.25%, 6/01/23 (Pre-refunded/ETM)	255	258,024
Colorado Health Facilities Authority (Evangelical Lutheran Good Samaritan Obligated Group)
Series 2006
5.25%, 6/01/19-6/01/23	635	642,713
E-470 Public Highway Authority
Series 2010C
5.25%, 9/01/25	2,900	3,243,592
5.375%, 9/01/26	3,600	4,037,400
Park Creek Metropolitan District
Series 2015A
5.00%, 12/01/34	1,300	1,490,983
PV Water & Sanitation Metropolitan District
Series 2006
Zero Coupon, 12/15/17 (c)(d)	3,122	1,092,700
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
6.00%, 1/15/41	2,400	2,710,344
Sterling Ranch Community Authority Board
Series 2015A
5.50%, 12/01/35	1,500	1,504,545
Three Springs Metropolitan District No 3
Series 2010
7.75%, 12/01/39	1,950	2,083,029

		18,388,867

Connecticut - 1.3%
State of Connecticut
Series 2015F
5.00%, 11/15/30-11/15/32	7,000	8,350,245
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 1/01/29	6,445	7,596,464

		15,946,709

District of Columbia - 2.2%
District of Columbia (Catholic University of America (The))
Series 2010
5.00%, 10/01/34	700	763,014
District of Columbia (District of Columbia Pers Income Tax)
Series 2009B
5.25%, 12/01/26	9,600	11,076,480

	Principal Amount (000)	U.S. $ Value
District of Columbia (Friendship Public Charter School, Inc.)
ACA Series 2006
5.00%, 6/01/26	1,000	1,004,390
District of Columbia Water & Sewer Authority
Series 2016A
5.00%, 10/01/36	7,000	8,330,420
Washington Convention & Sports Authority (Washington Convention & Sports Authority Ded Tax)
AMBAC Series 2007A
5.00%, 10/01/23	5,000	5,127,550

		26,301,854

Florida - 4.3%
Bonnet Creek Resort Community Development District
Series 2002
7.25%, 5/01/18	1,430	1,432,345
Brevard County Health Facilities Authority (Health First, Inc., Obligated Group)
Series 2014
5.00%, 4/01/33	1,500	1,701,090
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group)
Series 2015
5.875%, 7/01/40 (b)	1,000	1,023,330
County of Miami-Dade FL Aviation Revenue
Series 2014A
5.00%, 10/01/33	1,700	1,929,279
Series 2015A
5.00%, 10/01/38	4,300	4,850,787
County of Miami-Dade FL Spl Tax
Series 2012B
5.00%, 10/01/30-10/01/31	9,450	10,941,822
Hollywood Community Redevelopment Agency
XLCA Series 2007
5.00%, 3/01/24 (Pre-refunded/ETM)	5,000	5,223,950
Marshall Creek Community Development District
Series 2002
6.625%, 5/01/32 (c)(d)	2,235	1,991,072
Miami-Dade County Educational Facilities Authority
Series 2008A
5.20%, 4/01/24 (Pre-refunded/ETM)	2,500	2,509,675
Miami-Dade County Expressway Authority
Series 2014B
5.00%, 7/01/31	3,750	4,349,850
Miami-Dade County Housing Finance Authority (Golden Associates Ltd.)
Series 1997A
6.00%, 11/01/32	250	250,078
6.05%, 11/01/39	750	750,157
Pasco County Housing Finance Authority (Pasco Woods Ltd.)
Series 1999A
5.90%, 8/01/39	3,620	3,621,665

	Principal Amount (000)	U.S. $ Value
South Florida Water Management District COP
Series 2015
5.00%, 10/01/33	5,000	5,940,650
West Palm Beach Community Redevelopment Agency
Series 2005
5.00%, 3/01/25 (Pre-refunded/ETM)	2,940	2,940,000
5.00%, 3/01/29 (Pre-refunded/ETM)	1,680	1,680,000

		51,135,750

Guam - 0.1%
Guam Department of Education COP
Series 2010A
6.875%, 12/01/40	515	566,819

Hawaii - 0.2%
State of Hawaii
Series 2015E
4.00%, 10/01/34	2,510	2,741,598

Illinois - 8.2%
Chicago Board of Education
AGM Series 2007B
5.00%, 12/01/24	10,000	10,210,300
City of Chicago IL (Asphalt Operating Services of Chicago LLC)
Series 2010
6.125%, 12/01/18	2,395	2,448,241
City of Chicago IL (Chicago IL SA Lakeshore East)
Series 2003
6.75%, 12/01/32	1,409	1,411,888
City of Chicago IL (City of Chicago IL Sales Tax)
AGM Series 2005
5.00%, 1/01/25	6,905	6,929,029
Cook County Forest Preserve District
Series 2012C
5.00%, 12/15/32	7,745	8,621,037
Illinois Finance Authority (Advocate Health Care Network Obligated Group)
Series 2014
5.00%, 8/01/33	11,500	13,253,635
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A
8.25%, 2/15/46 (e)	2,050	1,633,912
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/31	750	750,795
Illinois Finance Authority (OSF Healthcare System Obligated Group)
Series 2015A
5.00%, 11/15/35	3,500	4,009,075
Illinois Finance Authority (Park Place of Elmhurst)
Series 2010A
8.25%, 5/15/45 (e)	3,935	2,996,896

	Principal Amount (000)	U.S. $ Value
Illinois Sports Facilities Authority (The)
AMBAC Series 2001
5.50%, 6/15/30	4,960	5,025,125
Kane Cook & DuPage Counties School District No U-46 Elgin
Series 2015D
5.00%, 1/01/34-1/01/35	4,250	4,729,547
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/28	21,500	23,367,060
State of Illinois
Series 2012
5.00%, 3/01/31	2,000	2,114,400
Series 2014
5.00%, 4/01/30-5/01/35	3,680	3,956,218
Village of Matteson IL
Series 2010
8.00%, 12/01/29 (f)	3,350	2,425,065
Village of Pingree Grove IL Special Service Area No 7
Series 2015A
4.50%, 3/01/25	923	932,931
5.00%, 3/01/36	2,323	2,366,812
Series 2015B
6.00%, 3/01/36	787	801,213

		97,983,179

Indiana - 2.0%
Indiana Finance Authority (CWA Authority, Inc.)
Series 2014A
5.00%, 10/01/32-10/01/34	12,320	14,326,708
Indiana Finance Authority (WVB East End Partners LLC)
Series 2013A
5.00%, 7/01/44	1,930	2,098,701
Indianapolis Local Public Improvement Bond Bank (Marion County Capital Improvement Board)
Series 2011K
5.00%, 6/01/27	6,840	7,967,779

		24,393,188

Kentucky - 0.1%
Kentucky Economic Development Finance Authority (Next Generation Kentucky Information Highway)
Series 2015A
5.00%, 7/01/40	1,300	1,433,302

Louisiana - 1.7%
City of New Orleans LA
AGC Series 2007A
5.00%, 12/01/18-12/01/22	5,200	5,577,291
Louisiana Agricultural Finance Authority (Louisiana Agricultural Finance Authority State Lease)
Series 2007
5.25%, 9/15/17	620	640,851

	Principal Amount (000)	U.S. $ Value
Louisiana Local Government Environmental Facilities & Community Development Auth
Series 2009A
5.00%, 4/01/26 (Pre-refunded/ETM)	715	806,577
Louisiana Local Government Environmental Facilities & Community Development Auth (East Baton Rouge Sewerage Commission)
Series 2014
5.00%, 2/01/44	12,000	13,374,480

		20,399,199

Maine - 0.9%
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association)
Series 2015
5.00%, 7/01/33-7/01/34	9,310	10,424,665

Maryland - 0.1%
County of Anne Arundel MD (National Business Park North)
Series 2010
6.10%, 7/01/40	885	938,127

Massachusetts - 1.5%
Commonwealth of Massachusetts
NATL Series 2000G
0.465%, 12/01/30 (g)	3,100	2,828,784
Massachusetts Development Finance Agency (Emerson College)
Series 2010A
5.00%, 1/01/40	2,000	2,142,800
5.50%, 1/01/30	4,750	5,488,673
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group)
Series 2016
5.00%, 7/01/31-7/01/36	4,085	4,706,934
Massachusetts Health & Educational Facilities Authority (Foundation of Massachusetts Eye & Ear Obligated Group)
Series 2010C
5.375%, 7/01/35	2,245	2,498,348

		17,665,539

Michigan - 4.1%
Detroit City School District
Series 2012A
5.00%, 5/01/27-5/01/30	7,965	8,966,500
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue)
Series 2014D4
5.00%, 7/01/34	11,225	12,726,456
Michigan Finance Authority (MidMichigan Obligated Group)
Series 2014
5.00%, 6/01/34	2,000	2,225,240

	Principal Amount (000)	U.S. $ Value
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/33	2,485	2,774,975
Michigan State Building Authority (Michigan State Building Authority Lease)
Series 2015I
5.00%, 4/15/33	7,750	9,121,285
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
8.50%, 12/01/30 (h)	6,465	6,210,020
Plymouth Educational Center Charter School
Series 2005
5.375%, 11/01/30 (e)	2,000	1,295,680
Wayne State University
Series 2009A
5.00%, 11/15/29	5,215	5,861,399

		49,181,555

Minnesota - 1.0%
City of Maple Grove MN (Maple Grove Hospital Corp.)
Series 2007
5.00%, 5/01/22	1,350	1,405,917
City of Minneapolis MN (Minneapolis Common Bond Fund)
Series 20102A
6.00%, 12/01/40	3,000	3,634,320
Housing & Redevelopment Authority of The City of St Paul Minnesota (HealthEast Obligated Group)
Series 2015A
5.00%, 11/15/40	1,000	1,097,400
Minnesota Higher Education Facilities Authority (St Olaf College)
Series 20158
5.00%, 12/01/30	1,000	1,201,560
University of Minnesota
Series 2014B
4.00%, 1/01/31-1/01/34	4,500	4,988,820

		12,328,017

Mississippi - 1.5%
Mississippi Development Bank (Mississippi Development Bank State Lease)
Series 2010D
5.25%, 8/01/27	15,000	17,454,750

Missouri - 1.8%
City of Kansas City MO (City of Kansas City MO Lease)
Series 2008C
5.00%, 4/01/28	14,000	15,115,380
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group)
Series 2010
5.50%, 2/01/42	1,880	2,054,351

	Principal Amount (000)	U.S. $ Value
Joplin Industrial Development Authority (Freeman Health System)
Series 2015
5.00%, 2/15/35	1,485	1,607,319
Kansas City Industrial Development Authority (Kingswood Senior Living Community)
Series 2016
6.00%, 11/15/46 (b)	2,725	2,781,953

		21,559,003

Nebraska - 0.3%
Omaha Public Power District
Series 2014A
5.00%, 2/01/32	2,775	3,220,415

Nevada - 2.3%
County of Clark Department of Aviation (McCarran Intl Airport)
Series 2012B
5.00%, 7/01/29	6,070	7,123,509
County of Clark NV
AMBAC Series 2006
5.00%, 11/01/23	13,250	13,633,985
State of Nevada
NATL Series 2007B
5.00%, 12/01/25 (Pre-refunded/ETM)	5,800	6,248,456

		27,005,950

New Jersey - 3.5%
Morris-Union Jointure Commission COP
AGM Series 2013
5.00%, 8/01/25	2,055	2,327,699
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2014U
5.00%, 6/15/30	5,840	6,290,673
New Jersey Turnpike Authority
Series 2014A
5.00%, 1/01/33	4,750	5,521,257
Series 2015E
5.00%, 1/01/33	11,000	12,861,970
Series 2016A
5.00%, 1/01/33	8,500	10,048,530
Union County Utilities Authority (County of Union NJ Lease)
Series 2011A
5.25%, 12/01/31	4,340	4,755,555

		41,805,684

New Mexico - 1.1%
Town of Clayton NM
CIFG Series 2006
5.00%, 11/01/25-11/01/27 (Pre-refunded/ETM)	13,095	13,493,088

	Principal Amount (000)	U.S. $ Value
New York - 9.7%
City of New York NY
Series 2008B-1
5.25%, 9/01/23	5,000	5,558,950
Series 2012G
5.00%, 4/01/29	9,550	11,265,657
Metropolitan Transportation Authority
Series 2012F
5.00%, 11/15/27	1,680	2,021,376
Series 2013B
5.00%, 11/15/32	5,000	5,851,100
Series 2013E
5.00%, 11/15/32	5,000	5,881,900
New York City Municipal Water Finance Authority
Series 2014D
5.00%, 6/15/35	4,000	4,714,360
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2012B
5.00%, 11/01/30	15,015	17,903,736
Series 2014B-1
5.00%, 8/01/32	4,000	4,737,600
Series 2014D-1
5.00%, 2/01/34	5,000	5,833,500
New York Liberty Development Corp. (4 World Trade Center LLC)
Series 2011
5.00%, 11/15/31	2,775	3,226,160
New York Liberty Development Corp. (National Sports Museum)
Series 2006A
6.125%, 2/15/19 (c)(d)	1,188	12
New York NY GO
Series 2008B-1
5.125%, 12/01/27 (i)	1,000	1,077,929
New York State Dormitory Authority
Series 2012D
5.00%, 2/15/29 (Pre-refunded/ETM)	705	858,394
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012D
5.00%, 2/15/29	4,255	5,043,707
Series 2015E
5.00%, 3/15/34	11,000	13,042,810
5.25%, 3/15/33	2,000	2,444,960
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.)
AMBAC Series 1987A
1.063%, 3/01/27 (g)	5,370	5,029,220
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2013A
5.00%, 3/15/43	5,000	5,718,350
Port Authority of New York & New Jersey
Series 2014
5.00%, 9/01/30-9/01/31	13,750	16,057,787

		116,267,508

	Principal Amount (000)	U.S. $ Value
North Carolina - 0.6%
County of Iredell NC COP
AGM Series 2008
5.25%, 6/01/22	920	1,007,630
State of North Carolina (State of North Carolina Fed Hwy Grant)
Series 2015
5.00%, 3/01/30	5,000	5,886,700

		6,894,330

Ohio - 3.7%
City of Akron OH (City of Akron OH Income Tax)
Series 2012A
5.00%, 12/01/31	2,345	2,768,038
Series 2014
5.00%, 12/01/33	4,250	4,978,493
City of Cleveland OH
Series 2008
5.25%, 5/15/24 (Pre-refunded/ETM)	5,500	6,051,705
Cleveland Department of Public Utilities Division of Public Power
NATL Series 2006A
5.00%, 11/15/18	1,350	1,391,418
Columbus City School District
Series 2016A
5.00%, 12/01/30-12/01/31 (a)	9,000	10,647,860
Franklin County Convention Facilities Authority (City of Columbus OH/Franklin County Lease)
Series 2014
5.00%, 12/01/31	3,855	4,574,343
Kent State University
Series 2012A
5.00%, 5/01/29	2,000	2,344,860
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2010B
3.75%, 6/01/33	3,000	3,111,990
Toledo-Lucas County Port Authority (CSX Transportation, Inc.)
Series 1992
6.45%, 12/15/21	6,730	8,191,823

		44,060,530

Oklahoma - 0.1%
Tulsa Airports Improvement Trust
BAM Series 2015A
5.00%, 6/01/35	1,000	1,104,310

Oregon - 0.3%
Tri-County Metropolitan Transportation District of Oregon
Series 2011A
5.00%, 10/01/27	3,000	3,508,980

Pennsylvania - 3.9%
Bensalem Township School District
Series 2013
5.00%, 6/01/30	5,000	5,921,350

	Principal Amount (000)	U.S. $ Value
Montgomery County Industrial Development Authority/PA
Series 2010
5.25%, 8/01/33 (Pre-refunded/ETM)	4,715	5,584,305
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
6.00%, 7/01/45	5,375	5,447,240
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34-12/31/38	5,060	5,657,483
Pennsylvania Industrial Development Authority
Series 2008
5.50%, 7/01/23 (Pre-refunded/ETM)	3,940	4,378,759
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.)
Series 2015A
6.375%, 6/01/40	3,100	3,122,196
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
5.25%, 7/01/24 (c)(d)	1,030	10,300
Sports & Exhibition Authority of Pittsburgh and Allegheny County (Sports & Exhibition Authority of Pittsburgh and Allegheny County Sales Tax)
AGM Series 2010
5.00%, 2/01/31	6,925	7,930,233
State Public School Building Authority (School District of Philadelphia (The))
Series 2012
5.00%, 4/01/30-4/01/31	6,500	6,849,125
Township of Lower Paxton PA
Series 2014
5.00%, 4/01/31	1,685	1,975,224

		46,876,215

Puerto Rico – 0.1%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2008
5.125%, 12/01/27	1,065	1,159,071

Rhode Island – 0.3%
Rhode Island Commerce Corp. (Providence Place Group LP)
AGC Series 2000
6.125%, 7/01/20	3,165	3,179,274

South Carolina – 0.2%
Dorchester County School District No 2
Series 2006
5.00%, 12/01/30 (Pre-refunded/ETM)	1,500	1,551,120
AGC Series 2006
5.00%, 12/01/29 (Pre-refunded/ETM)	400	413,632

		1,964,752

	Principal Amount (000)	U.S. $ Value
South Dakota - 0.3%
South Dakota State Building Authority (South Dakota State Building Authority Lease)
Series 2014A
5.00%, 6/01/34	2,725	3,174,407

Tennessee - 0.0%
Sullivan County Health Educational & Housing Facilities Board (Wellmont Health System)
Series 2006C
5.25%, 9/01/26	275	280,544

Texas - 12.9%
Alvin Independent School District/TX
Series 2009B
5.00%, 2/15/28	1,290	1,434,041
Bexar County Health Facilities Development Corp. (Army Retirement Residence Obligated Group)
Series 2007
5.00%, 7/01/27	390	399,142
Camino Real Regional Mobility Authority
Series 2008
5.00%, 2/15/21	2,315	2,320,973
Central Texas Turnpike System
Series 2015C
5.00%, 8/15/34	10,000	11,394,800
City of El Paso TX Water & Sewer Revenue
Series 2014
5.00%, 3/01/30	1,000	1,184,120
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2015
5.00%, 9/01/31	2,500	2,915,275
City of Houston TX Airport System Revenue
AGM Series 2000P
0.86%, 7/01/30 (g)	1,825	1,658,938
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2015B
5.00%, 7/15/30	4,650	5,017,629
City of Houston TX Combined Utility System Revenue
Series 2016B
5.00%, 11/15/36 (a)	10,000	11,887,000
City Public Service Board of San Antonio TX
Series 2008
5.00%, 2/01/26	6,830	7,381,113
Series 2009A
5.25%, 2/01/24	3,260	3,670,564
Clifton Higher Education Finance Corp. (IDEA Public Schools)
Series 2015
5.00%, 8/15/35-8/15/39	7,680	8,880,140
Dallas/Fort Worth International Airport
Series 2012F
5.00%, 11/01/28	13,680	15,510,521

	Principal Amount (000)	U.S. $ Value
El Paso County Hospital District
AGC Series 2008A
5.00%, 8/15/23	5,000	5,530,850
Harrison County Health Facilities Development Corp. (Good Shepherd Hospital Obligated Group)
Series 2010
5.25%, 7/01/28	2,435	2,600,604
North Texas Health Facilities Development Corp. (United Regional Health Care System, Inc.)
AGM Series 2007
5.00%, 9/01/24	1,000	1,058,260
North Texas Tollway Authority
Series 2015A
5.00%, 1/01/34-1/01/35	15,585	17,896,957
Series 2015B
5.00%, 1/01/34	1,700	1,964,758
North Texas Tollway Authority (North Texas Tollway Authority Special Projects System)
Series 2011D
5.00%, 9/01/30	7,500	8,750,175
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2007
5.50%, 11/15/22	2,210	2,312,809
Series 2015I
5.50%, 11/15/45	1,670	1,737,334
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.)
Series 2015A
5.00%, 11/15/45	6,685	6,993,112
Series 2015B
5.00%, 11/15/36	1,850	1,960,759
Tarrant County Cultural Education Facilities Finance Corp. (MRC Crestview)
Series 2010
8.125%, 11/15/44	2,150	2,478,606
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2009A
8.00%, 11/15/28	2,000	2,014,820
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	9,040	10,886,782
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	2,280	2,709,803

	Principal Amount (000)	U.S. $ Value
Texas State Public Finance Authority Charter School Finance Corp. (KIPP Austin Public Schools, Inc.)
Series 2014A
5.00%, 8/15/32-8/15/34	3,330	3,834,996
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center)
Series 2007
5.25%, 7/01/26	1,750	1,827,175
Wichita Falls Independent School District
Series 2007
5.00%, 2/01/27 (Pre-refunded/ETM)	6,000	6,249,600

		154,461,656

Utah - 0.1%
Timber Lakes Water Special Service District
Series 2011
8.125%, 6/15/31	775	845,959

Vermont - 1.0%
Vermont Educational & Health Buildings Financing Agency (University of Vermont Health Network Obligated Group)
Series 2016A
5.00%, 12/01/34	10,000	11,771,600

Virginia - 0.1%
Cherry Hill Community Development Authority (Potomac Shores Project)
Series 2015
5.40%, 3/01/45 (b)	1,415	1,458,695

Washington - 3.9%
Clark County Public Utility District No 1
Series 2010
5.00%, 1/01/23	12,635	14,395,308
Energy Northwest
Series 2006C
5.00%, 7/01/24 (Pre-refunded/ETM)	595	603,973
AMBAC Series 2006A
5.00%, 7/01/21 (Pre-refunded/ETM)	5,970	6,060,028
FYI Properties (FYI Properties WA State Lease)
Series 2009
5.00%, 6/01/27	615	692,072
5.25%, 6/01/26	4,000	4,542,680
King County School District No 414 Lake Washington
NATL Series 2006
5.00%, 12/01/24 (Pre-refunded/ETM)	4,500	4,653,360
Washington St GO
5.00%, 7/01/24 (i)	9,000	10,504,260
Washington State Housing Finance Commission (Heron’s Key Obligated Group)
Series 2015A
7.00%, 7/01/45 (b)	1,000	1,033,030

	Principal Amount (000)	U.S. $ Value
Washington State Housing Finance Commission (Skyline at First Hill Proj)
Series 2007A
5.625%, 1/01/27-1/01/38	3,490	3,535,095

		46,019,806

West Virginia - 0.5%
West Virginia Economic Development Authority (West Virginia Lottery)
Series 2010A
5.00%, 6/15/35	5,000	5,667,650

Wisconsin - 1.8%
Oneida Tribe of Indians of Wisconsin (Oneida Tribe of Indians of Wisconsin Sales Tax)
Series 2011
6.50%, 2/01/31 (b)	2,465	2,898,544
Wisconsin Health & Educational Facilities Authority (Ministry Health Care, Inc.)
Series 2012C
5.00%, 8/15/32	2,300	2,577,932
Wisconsin Health & Educational Facilities Authority (Wheaton Franciscan Services, Inc.)
Series 2006
5.25%, 8/15/20	5,000	5,102,250
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24 (a)	3,395	3,825,078
Series 2016B
5.00%, 12/01/25 (a)	1,795	2,029,840
Wisconsin Public Finance Authority (Pine Lake Preparatory, Inc.)
Series 2015
5.50%, 3/01/45 (b)	3,465	3,536,414
Wisconsin Public Finance Authority (Roseman University Health Sciences)
Series 2015
5.875%, 4/01/45	1,000	1,025,030

		20,995,088

Total Municipal Obligations (cost $1,075,504,904)		1,142,480,473

	Shares
SHORT-TERM INVESTMENTS - 6.3%
Investment Companies - 6.3%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.40% (j)(k) (cost $75,432,301)	75,432,301	75,432,301

U.S. $ Value
Total Investments - 102.1% (cost $1,150,937,205) (l)	1,217,912,774
Other assets less liabilities - (2.1)%	(24,537,658)

Net Assets - 100.0%	$1,193,375,116

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$5,400	9/15/20	1.455%	CPI	#	$(29,788)
Citibank, NA	11,250	12/14/20	1.548%	CPI	#	(56,309)
Deutsche Bank AG	12,550	7/15/20	1.265%	CPI	#	185,899
JPMorgan Chase Bank, NA	5,400	9/04/20	1.465%	CPI	#	(33,109)

						$66,693

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	$5,300	10/21/16	SIFMA	*	4.129%	$189,185

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, the aggregate market value of these securities amounted to $24,885,396 or 2.1% of net assets.
(c)	Illiquid security.
(d)	Security is in default and is non-income producing.
(e)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A
8.25%, 2/15/46	8/20/10	$2,027,422	$1,633,912	0.14%
Illinois Finance Authority (Park Place of Elmhurst)
Series 2010A
8.25%, 5/15/45	5/4/10-11/17/14	3,355,187	2,996,896	0.25%

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Plymouth Educational Center Charter School
Series 2005
5.375%, 11/01/30	11/30/05	$2,000,000	$1,295,680	0.11%

(f)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(g)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 29, 2016 and the aggregate market value of these securities amounted to $9,516,942 or 0.80% of net assets.
(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.52% of net assets as of February 29, 2016, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
8.50%, 12/01/30	7/24/13	$6,202,668	$6,210,020	0.52%

(i)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(j)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(k)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(l)	As of February 29, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $ 72,975,556 and gross unrealized depreciation of investments was $(5,999,987), resulting in net unrealized appreciation of $66,975,569.

As of February 29, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 11.2% and 3.5%, respectively.

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
CFD	-	Community Facilities District
CIFG	-	CDC (Caisse des Dépôts et Consignations) IXIS Financial Guarantee
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
GO	-	General Obligation
NATL	-	National Interstate Corporation
OSF	-	Order of St. Francis
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB National Portfolio

February 29, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 29, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,083,594,171		$58,886,302		$1,142,480,473
Short-Term Investments		75,432,301		– 0	–	– 0	–	75,432,301

Total Investments in Securities		75,432,301		1,083,594,171		58,886,302		1,217,912,774
Other Financial Instruments (a):
Assets:
Inflation (CPI) Swaps		– 0	–	185,899		– 0	–	185,899
Interest Rate Swaps		– 0	–	189,185		– 0	–	189,185
Liabilities:
Inflation (CPI) Swaps		– 0	–	(119,206)		– 0	–	(119,206)

Total (b)		$75,432,301		$1,083,850,049		$58,886,302		$1,218,168,652

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/15	$50,875,335		$50,875,335
Accrued discounts/(premiums)	225,760		225,760
Realized gain (loss)	(374,471)		(374,471)
Change in unrealized appreciation/depreciation	141,358		141,358
Purchases	19,384,759		19,384,759
Sales	(9,079,862)		(9,079,862)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	(2,286,577)		(2,286,577)

Balance as of 2/29/16	$58,886,302		$58,886,302	(a)

Net change in unrealized appreciation/depreciation from investments held as of 2/29/16	$(448,276)		$(448,276)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of February 29, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

Portfolio of Investments

February 29, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.2%
Long-Term Municipal Bonds - 97.2%
Alabama - 2.2%
Alabama Special Care Facilities Financing Authority-Birmingham AL (Methodist Home for the Aging)
Series 2016-2015-1
6.00%, 6/01/50	$3,150	$3,246,894
County of Jefferson AL (County of Jefferson AL Sch Warrants)
Series 2004A
4.75%, 1/01/25	530	534,441
County of Jefferson AL Sewer Revenue
Series 2013D
6.00%, 10/01/42	35,865	41,711,712
Cullman County Health Care Authority (Cullman Regional Medical Center, Inc.)
Series 2009A
6.25%, 2/01/23	1,000	1,071,440
7.00%, 2/01/36	3,130	3,398,930

		49,963,417

Alaska - 0.2%
City of Koyukuk AK (Tanana Chiefs Conference)
Series 2011
7.75%, 10/01/41	4,550	5,169,846

American Samoa - 0.2%
American Samoa Economic Development Authority (Territory of American Samoa)
Series 2015A
6.625%, 9/01/35	5,000	5,091,500

Arizona - 1.5%
Arizona Health Facilities Authority (Beatitudes Campus (The))
Series 2007
5.10%, 10/01/22	2,955	2,977,665
5.20%, 10/01/37	6,855	6,858,359
Industrial Development Authority of the City of Phoenix (The) (Great Hearts Academies)
Series 2012
6.30%, 7/01/42	1,000	1,068,250
Series 2014
5.00%, 7/01/44 (a)	10,690	11,645,686
Mohave County Industrial Development Authority (Mohave Prison LLC)
Series 2008
8.00%, 5/01/25	4,900	5,514,166
Quechan Indian Tribe of Fort Yuma
Series 2012A
9.75%, 5/01/25	2,400	2,755,200
Tempe Industrial Development Authority (Friendship Village of Tempe)
Series 2012A
6.25%, 12/01/42-12/01/46	3,000	3,232,245

		34,051,571

	Principal Amount (000)	U.S. $ Value
California - 9.1%
Abag Finance Authority for Nonprofit Corps. (Episcopal Senior Communities)
Series 2011
6.125%, 7/01/41	2,400	2,775,576
California Municipal Finance Authority
Series 2011B
7.75%, 4/01/31 (Pre-refunded/ETM)	2,870	3,624,982
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.)
Series 2012A
6.625%, 1/01/32 (a)	1,000	1,130,200
6.875%, 1/01/42 (a)	3,500	3,933,125
Series 2014
5.00%, 1/01/35	1,050	1,060,385
5.25%, 1/01/45	3,025	3,054,554
California Municipal Finance Authority (Partnerships Uplift Cmnty Proj)
Series 2012A
5.30%, 8/01/47	1,675	1,762,167
California Municipal Finance Authority (Rocketship Education)
Series 2014A
7.00%, 6/01/34	3,800	4,298,218
7.25%, 6/01/43	6,565	7,418,187
California Municipal Finance Authority (Rocketship Seven-Alma Academy)
Series 2012A
6.25%, 6/01/43	3,340	3,647,247
California Municipal Finance Authority (UTS Bioenergy LLC)
Series 2011A-1
7.50%, 12/01/32 (b)	3,795	3,642,783
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 11/21/45 (a)	16,720	18,290,510
California School Finance Authority (Kipp LA)
Series 2014A
5.125%, 7/01/44	2,850	3,091,851
California School Finance Authority (Partnerships Uplift Cmnty Valley Proj)
Series 2014A
6.40%, 8/01/34	1,000	1,153,280
6.75%, 8/01/44	6,180	7,181,469
California School Finance Authority (TRI Valley Learning Corp.)
Series 2012A
7.00%, 6/01/47	9,085	9,798,899
California Statewide Communities Development Authority (Amino Inglewood CA High School)
Series 2011A
7.25%, 8/01/41	2,000	2,279,960

	Principal Amount (000)	U.S. $ Value
California Statewide Communities Development Authority (Eskaton Properties, Inc. Obligated Group)
Series 2012
5.25%, 11/15/34	3,470	3,754,297
California Statewide Communities Development Authority (Front Porch Communities & Services)
Series 2007A
5.125%, 4/01/37 (a)	3,300	3,359,664
California Statewide Communities Development Authority (Moldaw Residences)
Series 2014A
5.375%, 11/01/49	4,500	4,617,135
California Statewide Communities Development Authority (Rocketship Four-Mosaic Elementary)
Series 2011A
8.50%, 12/01/41	4,000	4,785,920
California Statewide Communities Development Authority (Rocklin Academy)
Series 2011A
8.25%, 6/01/41	4,050	4,865,143
California Statewide Communities Development Authority (Terraces at San Joaquin Gardens (The))
Series 2012A
5.625%, 10/01/32	1,000	1,068,680
6.00%, 10/01/47	1,000	1,069,280
City of San Buenaventura CA (Community Memorial Health System)
Series 2011
7.50%, 12/01/41	4,500	5,449,860
City of San Jose CA Airport Revenue
AMBAC Series 2007A
5.00%, 3/01/37	6,245	6,467,509
Golden State Tobacco Securitization Corp.
Series 2007A-1
5.125%, 6/01/47	10,960	9,724,918
Los Angeles CA Dept Wtr Pwr
5.00%, 7/01/31 (c)	9,000	10,730,160
Los Angeles Unified School District/CA
Series 2010KRY
5.25%, 7/01/25 (c)	1,000	1,180,490
Marin Healthcare District
Series 2015
4.00%, 8/01/45	2,000	2,124,080
Norco Community Redevelopment Agency Successor Agency (Norco Redevelopment Agency Project No 1)
Series 2010
6.00%, 3/01/36	450	511,956
Oakland Unified School District/Alameda County
Series 2012A
5.50%, 8/01/32	1,500	1,730,430

	Principal Amount (000)	U.S. $ Value
Orange County Community Facilities District (Esencia Village No 2015-1)
Series 2015A
5.25%, 8/15/45	1,100	1,261,359
Richmond Community Redevelopment Agency
Series 2010A
6.00%, 9/01/30	1,235	1,439,393
San Joaquin Hills Transportation Corridor Agency
Series 2014A
5.00%, 1/15/44	5,600	6,119,232
Series 2014B
5.25%, 1/15/44	4,000	4,442,480
Southern CA Pub Pwr Auth (Los Angeles CA Dept W&P Pwr)
5.25%, 7/01/27 (c)	9,960	11,904,889
Southern California Logistics Airport Authority
XLCA Series 2006
5.00%, 12/01/36	3,600	3,590,496
Tobacco Securitization Authority of Southern California (San Diego County Tobacco Asset Securitization Corp.)
Series 2006A1-SNR
5.125%, 6/01/46	12,700	12,054,459
University of California
Series 2013A
5.00%, 5/15/32 (c)	10,000	11,832,800
University of California CA Revenues
5.00%, 5/15/33 (c)	9,000	10,610,190
West Contra Costa Healthcare District
Series 2011
6.25%, 7/01/42	5,900	6,746,768

		209,584,981

Colorado - 1.4%
Castle Oaks Metropolitan District No 3
Series 2015
6.25%, 12/01/44	1,000	1,001,090
Central Platte Valley Metropolitan District
Series 2014
5.00%, 12/01/43	1,250	1,312,075
Colorado Educational & Cultural Facilities Authority (STEM School Academy)
Series 2014
5.00%, 11/01/44	890	904,961
5.125%, 11/01/49	765	776,980
Colorado Health Facilities Authority (Catholic Health Initiatives)
Series 2013
5.25%, 1/01/40	5,795	6,491,791
Colorado Health Facilities Authority (Evangelical Lutheran Good Samaritan Obligated Group)
Series 2012
5.00%, 12/01/42	2,690	2,878,596

	Principal Amount (000)	U.S. $ Value
Colorado Health Facilities Authority (Sunny Vista Living Center)
Series 2015A
6.125%, 12/01/45	1,750	1,786,470
6.25%, 12/01/50	1,000	1,021,830
Copperleaf Metropolitan District No 2
Series 2015
5.75%, 12/01/45	1,000	1,045,620
E-470 Public Highway Authority
Series 2010C
5.25%, 9/01/25	600	671,088
Fitzsimons Village Metropolitan District No 1
Series 2010A
7.50%, 3/01/40	1,391	1,518,875
Plaza Metropolitan District No 1
Series 2013
5.00%, 12/01/40 (a)	1,000	1,046,500
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
6.00%, 1/15/41	5,810	6,561,291
Sterling Ranch Community Authority Board
Series 2015A
5.75%, 12/01/45	1,610	1,616,826
Three Springs Metropolitan District No 3
Series 2010
7.75%, 12/01/39	2,550	2,723,961

		31,357,954

Connecticut - 0.4%
State of Connecticut
Series 2013E
5.00%, 8/15/31 (c)	7,850	9,193,763

Delaware - 0.0%
Delaware State Economic Development Authority (Newark Charter School, Inc.)
Series 2012
5.00%, 9/01/42	575	603,813

District of Columbia - 1.0%
District of Columbia (American Society of Hematology, Inc. (The))
Series 2009
5.00%, 7/01/36	3,000	3,350,670
District of Columbia (Center for Strategic International Studies, Inc.)
Series 2011
6.625%, 3/01/41	1,850	2,102,821
District of Columbia (Friendship Public Charter School, Inc.)
Series 2012
5.00%, 6/01/42	2,660	2,798,054
District of Columbia (KIPP DC)
Series 2013
6.00%, 7/01/48	2,900	3,310,524
District of Columbia Pers Income Tax
5.00%, 12/01/29 (c)	10,000	11,876,800

		23,438,869

	Principal Amount (000)	U.S. $ Value
Florida - 5.4%
Alachua County Health Facilities Authority (Bonita Springs Retirement Village, Inc.)
Series 2011A
8.125%, 11/15/46	5,000	5,915,650
Alachua County Health Facilities Authority (East Ridge Retirement Village, Inc.)
Series 2014
6.25%, 11/15/44	3,150	3,455,015
Alachua County Health Facilities Authority (Oak Hammock at the University of Florida, Inc.)
Series 2012A
8.00%, 10/01/42-10/01/46	4,065	5,010,519
Alachua County Health Facilities Authority (Shands Teaching Hospital and Clinics Obligated Group)
Series 2014A
5.00%, 12/01/44	4,000	4,410,400
Cape Coral Health Facilities Authority (Gulf Care, Inc. Obligated Group)
Series 2015
6.00%, 7/01/50 (a)	1,200	1,230,012
Capital Trust Agency, Inc. (Million Air One LLC)
Series 2011
7.75%, 1/01/41 (b)	13,745	12,409,948
City of Lakeland FL (Florida Southern College)
Series 2012A
5.00%, 9/01/37-9/01/42	1,500	1,584,170
City of Tallahassee FL (Tallahassee Memorial HealthCare, Inc.)
Series 2015A
5.00%, 12/01/44	6,830	7,515,527
Collier County Health Facilities Authority (The Moorings)
Series 2015A
5.00%, 5/01/45	4,325	4,783,796
Collier County Industrial Development Authority (Arlington of Naples (The))
Series 2014A
8.125%, 5/15/44 (a)	7,900	9,321,605
Series 2015A
6.50%, 5/15/49 (a)	1,000	1,017,870
Florida Development Finance Corp. (Tuscan Isle Obligated Group)
Series 2015A
7.00%, 6/01/45 (a)	4,200	4,376,190
Lakewood Ranch Stewardship District (Villages of Lakewood Ranch South Project)
Series 2016
5.125%, 5/01/46	2,885	2,915,552
Martin County Health Facilities Authority (Martin Memorial Medical Center)
Series 2012
5.50%, 11/15/32-11/15/42	9,050	10,133,882

	Principal Amount (000)	U.S. $ Value
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25	6,710	6,833,464
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.)
Series 2012
5.00%, 11/15/29	4,365	4,896,744
Series 2014
5.00%, 11/15/39-11/15/44	14,850	16,249,911
Mid-Bay Bridge Authority
Series 2011A
7.25%, 10/01/40 (Pre-refunded/ETM)	1,035	1,377,782
Palm Beach County Health Facilities Authority
Series 2007
5.875%, 11/15/37 (Pre-refunded/ETM)	4,250	4,622,513
St Johns County Industrial Development Authority (Presbyterian Retirement Communities, Inc. Obligated Group)
Series 2010A
5.875%, 8/01/40	4,000	4,424,680
Town of Davie FL (Nova Southeastern University, Inc.)
Series 2013A
6.00%, 4/01/42	9,050	10,674,656

		123,159,886

Georgia - 0.7%
Metro Atlanta Rapid Tran Auth GA
AGM
5.00%, 7/01/29 (c)	10,220	10,823,593
Private Colleges & Universities Authority (Savannah College of Art & Design, Inc.)
Series 2014
5.00%, 4/01/44	5,000	5,538,450

		16,362,043

Guam - 0.1%
Guam Department of Education COP
Series 2010A
6.875%, 12/01/40	910	1,001,564
Territory of Guam
Series 2009A
7.00%, 11/15/39 (Pre-refunded/ETM)	1,000	1,223,520

		2,225,084

Idaho - 0.6%
Idaho Health Facilities Authority (The Terraces at Boise)
Series 2014A
8.00%, 10/01/44	7,850	8,701,411
Idaho Housing & Finance Association (Battelle Energy Alliance LLC)
Series 2010A
7.00%, 2/01/36	4,000	4,707,440

		13,408,851

	Principal Amount (000)	U.S. $ Value
Illinois - 10.5%
Chicago Board of Education
Series 2011A
5.25%, 12/01/41	5,000	3,962,100
Series 2012A
5.00%, 12/01/42	5,060	3,888,155
Series 2015C
5.25%, 12/01/39	10,095	8,072,568
Series 2016A
7.00%, 12/01/44	7,475	6,562,153
Chicago O’Hare International Airport (Chicago O’Hare International Airport Customer Facility Charge)
Series 2013
5.75%, 1/01/43	2,055	2,355,030
Chicago Transit Authority (Chicago Transit Authority Sales Tax)
Series 2011
5.25%, 12/01/31	5,000	5,514,400
Series 2014
5.25%, 12/01/49	8,000	8,975,920
City of Chicago IL (Asphalt Operating Services of Chicago LLC)
Series 2010
6.125%, 12/01/18	1,600	1,635,568
City of Chicago IL (Goldblatts Supportive Living Project)
Series 2013
6.375%, 12/01/52 (d)	7,950	7,576,747
City of Chicago IL (Metramarket of Chicago LLC)
Series 2010A
6.87%, 2/15/24	889	889,915
Illinois Finance Authority
Series 2005
6.00%, 5/15/37 (Pre-refunded/ETM)	5,750	5,816,412
Series 2010B
6.00%, 5/01/34 (Pre-refunded/ETM)	2,025	2,433,868
Illinois Finance Authority (Ascension Health Credit Group)
Series 2012A
5.00%, 11/15/42 (e)	6,400	7,165,440
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A
8.125%, 2/15/40 (b)	3,950	3,154,312
8.25%, 2/15/46 (b)	1,950	1,554,209
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/19-4/01/36	7,675	7,596,642
Illinois Finance Authority (Lake Forest College)
Series 2012A
6.00%, 10/01/48	1,300	1,403,766

	Principal Amount (000)	U.S. $ Value
Illinois Finance Authority (Lutheran Home & Services Obligated Group)
Series 2012
5.625%, 5/15/42	7,525	7,928,114
5.75%, 5/15/46	4,740	4,952,779
Illinois Finance Authority (OSF Healthcare System)
Series 2010A
6.00%, 5/15/39	5,785	6,639,560
Illinois Finance Authority (Park Place of Elmhurst)
Series 2010A
8.125%, 5/15/40 (b)	5,110	3,892,185
8.25%, 5/15/45 (b)	10,070	7,669,312
Illinois Finance Authority (Plymouth Place, Inc.)
Series 2013
6.00%, 5/15/43	7,500	8,335,350
Series 2015
5.25%, 5/15/50	2,300	2,333,327
Illinois Finance Authority (Silver Cross Hospital Obligated Group)
Series 2015C
5.00%, 8/15/44	4,500	4,963,635
Illinois Finance Authority (Swedish Covenant Hospital)
Series 2010A
6.00%, 8/15/38	3,360	3,688,104
Illinois State Toll Highway Authority
Series 2015B
5.00%, 1/01/36-1/01/40	22,300	25,714,300
Series 2016A
5.00%, 12/01/32	7,735	9,158,704
State of Illinois
Series 2014
5.00%, 5/01/29-4/01/38	39,355	41,861,424
Village of Antioch IL (Village of Antioch IL Spl Tax)
Series 2016A
4.50%, 3/01/33	11,000	10,948,300
Series 2016B
7.00%, 3/01/33	4,655	4,636,659
Village of Matteson IL
Series 2010
8.00%, 12/01/29 (f)	5,000	3,619,500
Village of Pingree Grove IL Special Service Area No 7
Series 2015A
4.50%, 3/01/25	3,551	3,589,209
5.00%, 3/01/36	8,969	9,138,155
Series 2015B
6.00%, 3/01/36	3,036	3,090,830

		240,716,652

	Principal Amount (000)	U.S. $ Value
Indiana - 2.1%
Indiana Finance Authority (Bethany Circle of King’s Daughters’ of Madison Indiana, Inc. (The))
Series 2010
5.50%, 8/15/40-8/15/45	8,010	8,738,002
Indiana Finance Authority (I-69 Development Partners LLC)
Series 2014
5.25%, 9/01/40	5,000	5,606,950
Indiana Finance Authority (Marquette Manor LLC)
Series 2012
4.75%, 3/01/32	5,535	5,706,696
Indiana Finance Authority (Marquette Manor)
Series 2015A
5.00%, 3/01/39	2,675	2,840,101
Indiana Finance Authority (WVB East End Partners LLC)
Series 2013A
5.00%, 7/01/44-7/01/48	22,595	24,554,806

		47,446,555

Iowa - 0.1%
Iowa Tobacco Settlement Authority
Series 2005C
5.625%, 6/01/46	1,100	1,086,503

Kansas - 0.0%
Wyandotte County-Kansas City Unified Government (Wyandotte County-Kansas City Unified Government Sales Tax)
Series 2010B
Zero Coupon, 6/01/21	1,105	826,153

Kentucky - 1.5%
Kentucky Economic Development Finance Authority (Catholic Health Initiatives)
Series 2013
5.375%, 1/01/40	3,250	3,665,448
Kentucky Economic Development Finance Authority (Masonic Homes of Kentucky, Inc. Obligated Group)
Series 2012
5.375%, 11/15/42	7,765	7,878,524
5.50%, 11/15/45	2,350	2,394,180
Kentucky Economic Development Finance Authority (Next Generation Kentucky Information Highway)
Series 2015A
5.00%, 1/01/45	2,475	2,710,373

	Principal Amount (000)	U.S. $ Value
Kentucky Economic Development Finance Authority (Owensboro Health, Inc.)
Series 2010A
6.00%, 6/01/30	6,210	7,053,007
6.375%, 6/01/40	2,900	3,315,164
6.50%, 3/01/45	3,725	4,269,520
Kentucky Economic Development Finance Authority (Rosedale Green)
Series 2015
5.75%, 11/15/50	2,650	2,699,052

		33,985,268

Louisiana - 2.4%
Jefferson Parish Hospital Service District No 2
Series 2011
6.375%, 7/01/41	8,240	9,424,912
Louisiana Local Government Environmental Facilities & Community Development Auth (St James Place of Baton Rouge)
Series 2015A
6.25%, 11/15/45	7,625	7,740,442
Louisiana Local Government Environmental Facilities & Community Development Auth (Woman’s Hospital Foundation)
Series 2010A
5.625%, 10/01/30	1,200	1,393,932
5.875%, 10/01/40	4,200	4,866,582
6.00%, 10/01/44	1,740	2,020,645
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2013B
10.50%, 7/01/39 (b)(g)	7,250	4,350,000
Series 2014A
8.375%, 7/01/39 (b)(g)	17,000	10,200,000
St Tammany Parish Finance Authority (Christwood)
Series 2015
5.25%, 11/15/37	4,600	4,683,214
State of Louisiana Gasoline & Fuels Tax Revenue
XLCA Series 2006A
5.00%, 5/01/26 (Pre-refunded/ETM)	10,000	10,076,900

		54,756,627

Maine - 0.8%
Maine Health & Higher Educational Facilities Authority (MaineGeneral Health Obligated Group)
Series 2011
6.75%, 7/01/36-7/01/41	8,440	9,422,729
Maine Health & Higher Educational Facilities Authority (Stephens Memorial Hospital Association)
Series 2015
5.00%, 7/01/39	8,100	8,903,196

		18,325,925

	Principal Amount (000)	U.S. $ Value
Maryland - 0.5%
City of Westminster MD (Lutheran Village at Miller’s Grant)
Series 2014A
6.00%, 7/01/34	1,500	1,658,010
6.125%, 7/01/39	750	826,147
6.25%, 7/01/44	2,000	2,210,000
County of Anne Arundel MD (National Business Park North)
Series 2010
6.10%, 7/01/40	1,000	1,060,030
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center, Inc.)
Series 2015
5.00%, 7/01/40-7/01/45	5,275	5,862,808

		11,616,995

Massachusetts - 1.5%
Commonwealth of Massachusetts
NATL Series 2000E
0.495%, 12/01/30 (h)	2,875	2,623,256
NATL Series 2000F
0.465%, 12/01/30 (h)	8,275	7,550,391
Massachusetts Development Finance Agency (Merrimack College)
Series 2012A
5.25%, 7/01/42	5,000	5,249,100
Massachusetts Development Finance Agency (North Hill Communities, Inc. Obligated Group)
Series 2013A
6.25%, 11/15/33 (a)	2,000	2,172,620
6.50%, 11/15/43 (a)	3,750	4,070,588
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2012B
5.00%, 8/15/30 (c)	10,000	12,007,800

		33,673,755

Michigan - 5.1%
City of Detroit MI Sewage Disposal System Revenue
Series 2012A
5.25%, 7/01/39	11,115	12,282,964
City of Detroit MI Water Supply System Revenue
Series 2011C
5.00%, 7/01/41	1,425	1,525,862
5.25%, 7/01/27	5,000	5,652,400
Detroit City School District
Series 2012A
5.00%, 5/01/30-5/01/31	4,015	4,449,250
Michigan Finance Authority (City of Detroit MI Sewage Disposal System Revenue)
Series 2014C-1
5.00%, 7/01/44	11,970	12,924,249
Series 2014C-2
5.00%, 7/01/44	2,000	2,123,360
Series 2014C-6
5.00%, 7/01/33	2,750	3,128,620

	Principal Amount (000)	U.S. $ Value
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue)
Series 2014D-4
5.00%, 7/01/29-7/01/30	2,400	2,776,350
Michigan Finance Authority (Detroit City School District State Aid)
Series 2015E
5.75%, 8/22/16 (a)	15,900	15,886,962
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/39	13,580	14,895,902
Michigan State Hospital Finance Authority (Henry Ford Health System Obligated Group)
Series 2006A
5.25%, 11/15/46	1,000	1,027,990
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013
8.50%, 12/01/30 (a)(b)	10,865	10,436,484
Series 2014
9.00%, 12/01/25 (b)	6,760	6,763,921
Michigan Strategic Fund (Evangelical Homes of Michigan Obligated Group)
Series 2013
5.50%, 6/01/47	1,750	1,840,335
Michigan Tobacco Settlement Finance Authority
Series 2007A
6.00%, 6/01/48	23,470	21,422,477

		117,137,126

Minnesota - 0.2%
City of St Louis Park MN
Series 2009
5.75%, 7/01/39 (Pre-refunded/ETM)	3,000	3,481,290
Housing & Redevelopment Authority of The City of St Paul Minnesota (HealthEast Obligated Group)
Series 2015A
5.00%, 11/15/44	1,000	1,092,300

		4,573,590

Missouri - 0.5%
Health & Educational Facilities Authority of the State of Missouri (Lutheran Senior Services Obligated Group)
Series 2010
5.50%, 2/01/42	1,520	1,660,965
Series 2011
6.00%, 2/01/41	1,750	1,990,590
Kansas City Industrial Development Authority (Kingswood Senior Living Community)
Series 2016
6.00%, 11/15/51 (a)	8,000	8,092,960

		11,744,515

	Principal Amount (000)	U.S. $ Value
Nebraska - 1.1%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2012
5.00%, 9/01/32-9/01/42	17,050	18,686,749
5.25%, 9/01/37	1,500	1,697,820
Douglas County Hospital Authority No 2 (Madonna Rehabilitation Hospital)
Series 2014
5.00%, 5/15/44	4,015	4,345,635

		24,730,204

Nevada - 0.2%
City of Reno NV
Series 2007A
5.25%, 6/01/41 (Pre-refunded/ETM)	4,730	5,004,056

New Hampshire - 0.2%
New Hampshire Health and Education Facilities Authority Act (Southern New Hampshire University)
Series 2012
5.00%, 1/01/42	4,585	4,987,380

New Jersey - 5.8%
Burlington County Bridge Commission (Evergreens (The))
Series 2007
5.625%, 1/01/38	3,790	3,959,299
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2014U
5.00%, 6/15/40	8,500	8,832,350
Series 2015W
5.25%, 6/15/40	5,000	5,262,250
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.125%, 1/01/34	9,780	10,887,781
New Jersey Economic Development Authority (UMM Energy Partners LLC)
Series 2012A
5.125%, 6/15/43	7,515	7,924,643
New Jersey Economic Development Authority (United Airlines, Inc.)
Series 1999
4.875%, 9/15/19	1,250	1,323,275
5.25%, 9/15/29	4,140	4,538,516
Series 2000B
5.625%, 11/15/30	4,525	5,133,974
New Jersey Health Care Facilities Financing Authority (Holy Name Medical Center, Inc.)
Series 2010
5.00%, 7/01/25	5,240	5,893,114
New Jersey Health Care Facilities Financing Authority (St Joseph’s Healthcare System Obligated Group)
Series 2008
6.625%, 7/01/38	1,500	1,656,240

	Principal Amount (000)	U.S. $ Value
New Jersey Health Care Facilities Financing Authority (Trinitas Regional Medical Center)
Series 2007A
5.25%, 7/01/30	2,000	2,071,860
New Jersey Turnpike Authority
Series 2012B
5.00%, 1/01/30	9,360	10,871,078
Series 2015E
5.00%, 1/01/45	18,000	20,429,280
South Jersey Transportation Authority LLC
Series 2014A
5.00%, 11/01/39	7,765	8,393,266
Tobacco Settlement Financing Corp./NJ
Series 2007-1A
5.00%, 6/01/41	41,940	35,840,666

		133,017,592

New Mexico - 0.7%
New Mexico Hospital Equipment Loan Council (Gerald Champion Regional Medical Center)
Series 2012
5.50%, 7/01/42	8,155	8,785,137
New Mexico Hospital Equipment Loan Council (Presbyterian Healthcare Services Obligated Group)
Series 2012A
5.00%, 8/01/42	7,000	7,707,840

		16,492,977

New York - 8.9%
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.00%, 11/01/39	6,950	7,171,427
5.50%, 11/01/44	2,875	3,115,609
City of Newburgh NY
Series 2012A
5.25%, 6/15/27	1,010	1,154,127
5.625%, 6/15/34	1,235	1,395,180
Jefferson County Industrial Development Agency (ReEnergy Black River LLC/Old)
Series 2015
12.00%, 1/01/22 (b)	5,000	5,020,900
Metropolitan Transportation Authority
Series 2015A
5.00%, 11/15/45	4,830	5,509,629
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
5.00%, 11/15/31 (c)	10,740	12,818,405
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.)
Series 2014A
5.875%, 1/01/23	1,121	1,132,496
6.50%, 1/01/32	1,399	1,407,660

	Principal Amount (000)	U.S. $ Value
6.70%, 1/01/49	2,049	2,049,515
Series 2014B
5.50%, 7/01/20	783	788,116
Series 2014C
2.00%, 1/01/49 (d)(g)	1,933	289,952
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital)
Series 2012
5.00%, 7/01/37	3,380	3,695,489
New York City Industrial Development Agency (American Airlines, Inc.)
Series 2005
7.50%, 8/01/16	215	220,480
7.75%, 8/01/31	2,000	2,077,780
8.00%, 8/01/28	5,550	5,771,556
New York City Municipal Water Finance Authority
Series 2013D
5.00%, 6/15/34 (c)	10,000	11,698,400
New York City NY Transitional
5.00%, 11/01/28-2/01/32 (c)	18,640	22,253,629
New York Liberty Development Corp. (3 World Trade Center LLC)
Series 2014
5.00%, 11/15/44 (a)	7,850	8,338,505
New York Liberty Development Corp. (7 World Trade Center II LLC)
Series 2012
5.00%, 3/15/44	1,900	2,073,204
New York NY GO
Series 2008B-1
5.125%, 12/01/27 (c)	7,340	7,911,996
Series 2013A-1
5.00%, 10/01/28 (c)	9,500	11,358,200
New York NY Transitional Fin Auth
Series 2011D-1
5.00%, 2/01/26 (c)	10,000	11,744,300
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
XLCA Series 2004A
0.501%, 1/01/39 (h)	11,025	9,777,841
Onondaga Civic Development Corp.
Series 2012
5.00%, 7/01/42 (Pre-refunded/ETM)	3,765	4,605,950
Orange County Funding Corp. (The Hamlet at Wallkill)
Series 2013
6.50%, 1/01/46	6,375	6,440,663
Port Authority of New York & New Jersey
Series 2012
5.00%, 10/01/33	5,000	5,703,700
Series 2015E
5.00%, 10/15/30-10/15/31	15,000	18,311,950
Port Authority of New York & New Jersey (Delta Air Lines, Inc.)
Series 2010
6.00%, 12/01/42	2,285	2,661,728

	Principal Amount (000)	U.S. $ Value
Suffolk County Industrial Development Agency (New York Institute of Technology)
Series 2000
5.00%, 3/01/26	50	50,954
Triborough Bridge & Tunnel Authority
Series 2012B
5.00%, 11/15/28-11/15/29 (c)	11,175	13,401,383
Ulster County Capital Resource Corp. (Kingston Regional Senior Living Corp.)
Series 2014A
7.50%, 9/15/44 (a)(f)	2,025	1,620,992
Series 2014B
7.00%, 9/15/44 (a)	2,350	2,477,840
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.)
Series 2007A
5.25%, 9/15/16	435	438,819
6.00%, 9/15/27-9/15/37	10,380	10,437,706

		204,926,081

North Carolina - 0.1%
North Carolina Medical Care Commission (Aldersgate United Methodist Retirement Community, Inc.)
Series 2015
5.00%, 7/01/45	1,325	1,390,376
North Carolina Medical Care Commission (Pennybyrn at Maryfield)
Series 2015
5.00%, 10/01/35	1,625	1,714,180

		3,104,556

North Dakota - 0.2%
County of Burleigh ND
Series 2014A
5.00%, 7/01/35 (Pre-refunded/ETM)	4,120	4,935,018

Ohio - 3.6%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47	40,040	35,781,346
County of Erie OH (Firelands Regional Medical Center)
Series 2006A
5.00%, 8/15/36	1,290	1,310,627
5.25%, 8/15/46	2,710	2,723,631
County of Franklin OH (First Community Village Obligated Group)
Series 2013
5.625%, 7/01/47	11,835	11,785,530
County of Hamilton OH (Life Enriching Communities Obligated Group)
Series 2012
5.00%, 1/01/42	1,000	1,045,800
Dayton-Montgomery County Port Authority (StoryPoint Troy Project)
Series 2015-1
7.00%, 1/15/40	5,265	5,375,776
7.125%, 1/15/50	1,560	1,592,120

	Principal Amount (000)	U.S. $ Value
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2008B
3.625%, 10/01/33	1,500	1,546,770
Series 2010B
3.75%, 6/01/33	6,200	6,431,446
Ohio Water Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2008B
3.625%, 10/01/33	1,925	1,985,021
State of Ohio (Portsmouth Gateway Group LLC)
Series 2015
5.00%, 6/30/53	11,000	12,054,900

		81,632,967

Oklahoma - 0.3%
Oklahoma Development Finance Authority (Inverness Village an Oklahoma not for Profit Corp.)
Series 2012
5.75%, 1/01/27	2,930	3,056,224
Tulsa Airports Improvement Trust (American Airlines, Inc.)
Series 2013A
5.50%, 6/01/35	3,875	4,291,098

		7,347,322

Oregon - 1.3%
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront)
Series 2014A
5.40%, 10/01/44	2,750	3,029,235
5.50%, 10/01/49	5,650	6,242,798
Oregon St Dept of Transportation
Series 2013A
5.00%, 11/15/29-11/15/30 (c)	10,000	12,063,450
Oregon State Lottery
Series 2011A
5.25%, 4/01/25 (c)	7,310	8,798,054

		30,133,537

Pennsylvania - 3.5%
Allegheny County Higher Education Building Authority (Chatham University)
Series 2012A
5.00%, 9/01/35	1,700	1,844,925
Cumberland County Municipal Authority (Asbury Pennsylvania Obligated Group)
Series 2010
6.125%, 1/01/45	4,170	4,459,940
Series 2012
5.25%, 1/01/32-1/01/41	3,720	3,862,738

	Principal Amount (000)	U.S. $ Value
Montgomery County Industrial Development Authority/PA (Philadelphia Presbytery Homes, Inc.)
Series 2010
6.50%, 12/01/25	4,000	4,689,680
Montgomery County Industrial Development Authority/PA (Whitemarsh Continuing Care Retirement Community)
Series 2015
5.375%, 1/01/50	3,000	3,045,030
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
6.00%, 7/01/45	18,125	18,368,600
Norristown Area School District COP
Series 2012
5.00%, 4/01/32	3,900	4,197,765
Northeastern Pennsylvania Hospital & Education Authority (Wilkes University)
Series 2012A
5.25%, 3/01/42	2,135	2,217,176
Pennsylvania Economic Development Financing Authority (National Railroad Passenger Corp. (The))
Series 2012A
5.00%, 11/01/41	3,620	3,868,947
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 12/31/34-6/30/42	11,930	13,210,979
Pennsylvania St
Series 2011
5.00%, 11/15/29 (c)	10,000	11,821,000
Philadelphia Authority for Industrial Development (Greater Philadelphia Health Action, Inc.)
Series 2015A
6.375%, 6/01/40	1,300	1,309,308
6.50%, 6/01/45	2,390	2,407,017
6.625%, 6/01/50	4,150	4,179,341

		79,482,446

Puerto Rico - 0.5%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (AES Puerto Rico LP)
Series 2000
6.625%, 6/01/26	11,205	10,308,712
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Sistema Universitario Ana G Mendez Incorporado)
Series 2012
5.375%, 4/01/42	1,665	1,448,550

		11,757,262

	Principal Amount (000)	U.S. $ Value
Rhode Island - 0.4%
Rhode Island Health & Educational Building Corp. (Tockwotton Home)
Series 2011
8.375%, 1/01/46	8,500	10,059,835

South Carolina - 0.5%
South Carolina State Public Service Authority
AMBAC Series 2007A
5.00%, 1/01/32 (Pre-refunded/ETM)	10,000	10,367,800

Tennessee - 1.0%
Chattanooga Health Educational & Housing Facility Board (Catholic Health Initiatives)
Series 2013
5.25%, 1/01/45	4,850	5,404,888
Johnson City Health & Educational Facilities Board (Mountain States Health Alliance Obligated Group)
Series 2012
5.00%, 8/15/42	2,455	2,677,767
Shelby County Health Educational & Housing Facilities Board (Village at Germantown, Inc. (The))
Series 2012
5.00%, 12/01/32	2,200	2,270,972
5.25%, 12/01/42	5,700	5,852,475
5.375%, 12/01/47	1,700	1,751,663
Series 2014
5.25%, 12/01/44-12/01/49	4,325	4,415,052

		22,372,817

Texas - 9.3%
Austin Convention Enterprises, Inc.
Series 2006B
6.00%, 1/01/20 (a)	1,195	1,235,116
Board of Managers Joint Guadalupe County-City of Seguin Hospital
Series 2015
5.00%, 12/01/40-12/01/45	6,425	6,763,162
5.25%, 12/01/35	1,200	1,317,960
Central Texas Regional Mobility Authority
Series 2011
6.00%, 1/01/41	5,600	6,639,976
Series 2015A
5.00%, 1/01/35-1/01/45	24,030	27,043,955
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2015
5.00%, 9/01/40	4,715	5,330,638
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2014
5.00%, 7/01/29	12,845	13,878,766
Series 2015B
5.00%, 7/15/30-7/15/35	4,655	4,992,919

	Principal Amount (000)	U.S. $ Value
Clifton Higher Education Finance Corp. (IDEA Public Schools)
Series 2011
5.75%, 8/15/41	1,000	1,104,480
Series 2012
5.00%, 8/15/32-8/15/42	6,470	6,987,977
Series 2013
6.00%, 8/15/43	1,000	1,163,390
Dallas County Flood Control District No 1
Series 2015
5.00%, 4/01/32 (a)	2,000	2,058,740
Dallas/Fort Worth International Airport
Series 2013A
5.00%, 11/01/29	5,155	5,907,063
Decatur Hospital Authority (Wise Regional Health System)
Series 2014A
5.25%, 9/01/44	6,300	6,777,855
Grand Parkway Transportation Corp.
Series 2013B
5.00%, 4/01/53	5,100	5,633,766
Harrison County Health Facilities Development Corp. (Good Shepherd Hospital Obligated Group)
Series 2010
5.25%, 7/01/28	1,565	1,671,436
Houston TX Util Sys
Series 2011D
5.00%, 11/15/28 (c)	9,600	11,515,968
Kerrville Health Facilities Development Corp. (SID Peterson Memorial Hospital)
Series 2015
5.00%, 8/15/35	1,800	1,976,112
Mesquite Health Facility Development Corp. (Christian Care Centers, Inc.)
Series 2014
5.125%, 2/15/42	2,000	2,122,520
New Hope Cultural Education Facilities Corp. (Wesleyan Homes, Inc.)
Series 2014
5.50%, 1/01/49	3,100	3,140,827
North Texas Education Finance Corp. (Uplift Education)
Series 2012A
5.125%, 12/01/42	9,860	10,511,845
North Texas Tollway Authority
Series 2015A
5.00%, 1/01/38	5,000	5,666,600
Red River Health Facilities Development Corp. (MRC Crossings Proj)
Series 2014A
7.75%, 11/15/44	2,000	2,349,980
Red River Health Facilities Development Corp. (Wichita Falls Retirement Foundation)
Series 2012
5.125%, 1/01/41	4,360	4,482,298
Sanger Industrial Development Corp. (Texas Pellets, Inc.)
Series 2012B
8.00%, 7/01/38 (b)	5,720	5,462,314

	Principal Amount (000)	U.S. $ Value
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2007
5.25%, 11/15/16	385	393,535
5.50%, 11/15/22	4,000	4,186,080
Series 2014
5.625%, 11/15/41	3,250	3,405,642
Series 2015I
5.50%, 11/15/45	1,880	1,955,802
Tarrant County Cultural Education Facilities Finance Corp. (MRC Crestview)
Series 2010
8.125%, 11/15/44	5,000	5,764,200
Tarrant County Cultural Education Facilities Finance Corp. (Stayton at Museum Way)
Series 2009A
8.00%, 11/15/28	2,000	2,014,820
8.25%, 11/15/44	10,700	10,724,717
Tarrant County Cultural Education Facilities Finance Corp. (Trinity Terrace Project)
Series 2014A-1
5.00%, 10/01/44-10/01/49	3,960	4,247,077
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	7,810	9,405,505
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	6,450	7,665,889
Travis County Cultural Education Facilities Finance Corp. (Wayside Schools)
Series 2012A
5.00%, 8/15/27	500	533,840
5.25%, 8/15/42	2,375	2,432,523
Travis County Health Facilities Development Corp. (Longhorn Village)
Series 2012A
7.00%, 1/01/32	8,155	9,101,306
7.125%, 1/01/46	860	948,675
Tyler Health Facilities Development Corp. (East Texas Medical Center Regional Healthcare System)
Series 2007A
5.375%, 11/01/37	1,500	1,531,365
Viridian Municipal Management District
Series 2011
9.00%, 12/01/37 (Pre-refunded/ETM)	3,000	4,245,990

		214,292,629

	Principal Amount (000)	U.S. $ Value
Utah - 0.6%
Timber Lakes Water Special Service District
Series 2011
8.125%, 6/15/31	3,685	4,022,399
Utah Charter School Finance Authority (Vista at Entrada School of Performing Arts & Technology)
Series 2012
6.30%, 7/15/32	850	914,830
6.55%, 7/15/42	1,890	2,017,159
Utah Charter School Finance Authority
Series 2010
8.25%, 7/15/46 (Pre-refunded/ETM)	2,000	2,389,420
Utah Charter School Finance Authority (Early Light Academy, Inc.)
Series 2010
8.50%, 7/15/46	2,000	2,292,640
Utah Charter School Finance Authority (North Star Academy)
Series 2010A
7.00%, 7/15/45	1,840	2,049,686

		13,686,134

Vermont - 0.1%
Vermont Economic Development Authority (Wake Robin Corp.)
Series 2012
5.40%, 5/01/33	3,100	3,192,969

Virginia - 4.6%
Chesterfield County Economic Development Authority (Brandermill Woods)
Series 2012
5.125%, 1/01/43	1,970	2,034,419
City of Chesapeake VA Chesapeake Expressway Toll Road Revenue
Series 2012A
5.00%, 7/15/47	4,600	4,990,540
Fairfax County Economic Development Authority (Vinson Hall LLC)
Series 2013A
5.00%, 12/01/42-12/01/47	6,520	6,773,977
Mosaic District Community Development Authority
Series 2011A
6.875%, 3/01/36	2,915	3,356,477
Tobacco Settlement Financing Corp./VA
Series 2007-B1
5.00%, 6/01/47	40,835	32,502,618
Virginia College Bldg Auth (Virginia Lease 21st Century College Prog)
Series 2013A
5.00%, 2/01/28 (c)	9,200	11,098,328
Virginia College Building Authority (Marymount University)
Series 2015A
5.00%, 7/01/35-7/01/45 (a)	4,310	4,422,906
Series 2015B
5.00%, 7/01/45 (a)	4,000	4,083,480

	Principal Amount (000)	U.S. $ Value
Virginia Commonwealth Transp Brd Tr
Series 2011
5.00%, 5/15/26 (c)	8,275	9,841,623
Virginia Small Business Financing Authority (Elizabeth River Crossings OpCo LLC)
Series 2012
5.25%, 1/01/32	6,240	6,877,042
5.50%, 1/01/42	17,045	18,923,188

		104,904,598

Washington - 5.0%
King County Public Hospital District No 4
Series 2015A
5.00%, 12/01/38	5,700	5,716,986
Seattle WA Mun Light & Pwr
Series 2011A
5.00%, 2/01/26 (c)	7,500	8,819,925
Washington Health Care Facilities Authority
Series 2012
5.00%, 12/01/42 (Pre-refunded/ETM)	9,390	11,370,633
Washington Health Care Facilities Authority (Catholic Health Initiatives)
Series 2013A
5.25%, 1/01/40	3,355	3,758,405
Washington Health Care Facilities Authority (Multicare Health System Obligated Group)
Series 2012A
5.00%, 8/15/44	4,000	4,423,920
Washington Health Care Facilities Authority (Providence Health & Services Obligated Group)
Series 2012A
5.00%, 10/01/42 (e)	11,850	13,198,885
Washington Higher Education Facilities Authority (Whitworth University)
Series 2012
5.25%, 10/01/46	3,250	3,518,158
Washington St GO
5.00%, 7/01/24 (c)	5,000	5,835,700
Series 2011B
5.00%, 7/01/25 (c)	10,000	11,666,800
Washington State Housing Finance Commission (Heron’s Key Obligated Group)
Series 2015A
7.00%, 7/01/45-7/01/50 (a)	3,250	3,327,269
Washington State Housing Finance Commission (Mirabella)
Series 2012A
6.75%, 10/01/47	18,350	19,548,622
Washington State Housing Finance Commission (Riverview Retirement Community Obligated Group)
Series 2012
5.00%, 1/01/48	5,315	5,491,511
Washington State Housing Finance Commission (Rockwood Retirement Communities)
Series 2014A
7.375%, 1/01/44 (a)	4,185	4,758,052

	Principal Amount (000)	U.S. $ Value
Washington State Housing Finance Commission (Skyline at First Hill Proj)
Series 2007A
5.625%, 1/01/27-1/01/38	14,055	14,196,332

		115,631,198

West Virginia - 0.4%
West Virginia Hospital Finance Authority (West Virginia United Health System, Inc.)
Series 2013A
5.50%, 6/01/44	7,050	7,978,696

Wisconsin - 0.9%
Oneida Tribe of Indians of Wisconsin (Oneida Tribe of Indians of Wisconsin Sales Tax)
Series 2011
6.50%, 2/01/31 (a)	435	511,508
University of Wisconsin Hospitals & Clinics
Series 2013A
5.00%, 4/01/38	6,485	7,310,800
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016C
4.30%, 11/01/30 (i)	5,090	5,156,730
Series 2016D
4.05%, 11/01/30 (i)	1,780	1,803,638
Wisconsin Public Finance Authority (Rose Villa)
Series 2014A
5.75%, 11/15/44	1,100	1,168,695
6.00%, 11/15/49	1,500	1,620,015
Wisconsin Public Finance Authority (Roseman University Health Sciences)
Series 2015
5.875%, 4/01/45	1,740	1,783,552
Wisconsin Public Finance Authority (Seabury Retirement Community)
Series 2015A
5.00%, 9/01/38 (a)	1,725	1,733,297

		21,088,235

Total Municipal Obligations (cost $2,090,051,246)		2,230,627,551

	Shares
SHORT-TERM INVESTMENTS - 8.2%
Investment Companies - 8.2%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.40% (j)(k) (cost $188,705,169)	188,705,169	188,705,169

U.S. $ Value
Total Investments - 105.4% (cost $2,278,756,415) (l)	2,419,332,720
Other assets less liabilities - (5.4)%	(122,919,386)

Net Assets - 100.0%	$2,296,413,334

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at February 29, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co., LLC/(INTRCONX)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00%	4.48%	$94,739	$2,771,455	$(1,497,031)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	4.48	12,375	362,013	17,853
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	4.48	15,840	463,376	199,797

				$3,596,844	$(1,279,381)

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	$25,000	10/29/21	3 Month LIBOR	2.022%	$839,268

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$10,200	9/15/20	1.455%	CPI	#	$(56,266)
Citibank, NA	22,800	12/14/20	1.548%	CPI	#	(114,120)
Deutsche Bank AG	25,250	7/15/20	1.265%	CPI	#	374,020
JPMorgan Chase Bank, NA	10,100	9/04/20	1.465%	CPI	#	(61,926)

						$141,708

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	$65,000	9/03/22	1.319%		SIFMA *	$(2,157,561)
JPMorgan Chase Bank, NA	15,000	12/02/24	3.013%		SIFMA *	(2,599,549)
JPMorgan Chase Bank, NA	8,500	7/09/25	SIFMA	*	3.167%	1,619,022
Morgan Stanley Capital Services LLC	2,500	3/17/22	SIFMA	*	3.073%	351,226
Morgan Stanley Capital Services LLC	3,000	6/11/22	SIFMA	*	2.965%	413,462

						$(2,373,400)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, the aggregate market value of these securities amounted to $130,578,681 or 5.7% of net assets.
(b)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC)
Series 2011A-1	12/22/11	$3,795,000	$3,642,783	0.16%
Capital Trust Agency, Inc. (Million Air One LLC)
Series 2011	7/25/11	13,863,487	12,409,948	0.54%
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A	12/02/13	3,798,739	3,154,312	0.14%
Illinois Finance Authority (Greenfields of Geneva)
Series 2010A	8/20/10	1,928,524	1,554,209	0.07%
Illinois Finance Authority (Park Place of Elmhurst)
Series 2010A	5/14/10	7,656,459	7,669,312	0.33%
Illinois Finance Authority (Park Place of Elmhurst)
Series 2010A	8/06/10	3,746,115	3,892,185	0.17%
Jefferson County Industrial Development Agency (ReEnergy Black River LLC/Old)
Series 2015	7/10/15	5,000,000	5,020,900	0.22%

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2014A	7/31/14	17,000,000	10,200,000	0.44%
Louisiana Public Facilities Authority (Louisiana Pellets, Inc.)
Series 2013B	11/22/13	7,250,000	4,350,000	0.19%
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013	7/24/13	10,424,128	10,436,484	0.45%
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2014	12/29/14	6,760,000	6,763,921	0.29%
Sanger Industrial Development Corp. (Texas Pellets, Inc.)
Series 2012B	8/31/12	5,720,000	5,462,314	0.24%

(c)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(d)	Illiquid security.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(f)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(g)	Security is in default and is non-income producing.
(h)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 29, 2016 and the aggregate market value of these securities amounted to $19,951,488 or 0.87% of net assets.
(i)	When-Issued or delayed delivery security.
(j)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(k)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(l)	As of February 29, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $159,193,279 and gross unrealized depreciation of investments was $(18,616,974), resulting in net unrealized appreciation of $140,576,305.

As of February 29, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.7% and 0.9%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CME	-	Chicago Mercantile Exchange
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
GO	-	General Obligation
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation
OSF	-	Order of St. Francis
SID	-	Special Improvement District
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB High Income Municipal Portfolio

February 29, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 29, 2016:

Investments in Securities:	Level 1			Level 2		Level 3	Total
Assets:
Long-Term Municipal Bonds:
Alabama	$	– 0	–	$46,716,523		$3,246,894	$49,963,417
Alaska		– 0	–	– 0	–	5,169,846	5,169,846
Arizona		– 0	–	20,983,302		13,068,269	34,051,571
California		– 0	–	143,106,333		66,478,648	209,584,981
Colorado		– 0	–	19,596,782		11,761,172	31,357,954
Florida		– 0	–	93,372,488		29,787,398	123,159,886
Guam		– 0	–	1,001,564		1,223,520	2,225,084
Idaho		– 0	–	4,707,440		8,701,411	13,408,851
Illinois		– 0	–	159,080,493		81,636,159	240,716,652
Kentucky		– 0	–	21,013,512		12,971,756	33,985,268
Louisiana		– 0	–	27,782,971		26,973,656	54,756,627
Maryland		– 0	–	5,862,808		5,754,187	11,616,995
Massachusetts		– 0	–	27,430,547		6,243,208	33,673,755
Michigan		– 0	–	99,936,721		17,200,405	117,137,126
Missouri		– 0	–	3,651,555		8,092,960	11,744,515
New Jersey		– 0	–	129,058,293		3,959,299	133,017,592
New York		– 0	–	156,413,101		48,512,980	204,926,081
North Carolina		– 0	–	– 0	–	3,104,556	3,104,556
North Dakota		– 0	–	– 0	–	4,935,018	4,935,018
Ohio		– 0	–	62,879,541		18,753,426	81,632,967
Oklahoma		– 0	–	– 0	–	7,347,322	7,347,322
Oregon		– 0	–	13,279,806		16,853,731	30,133,537
Pennsylvania		– 0	–	41,850,472		37,631,974	79,482,446
Rhode Island		– 0	–	– 0	–	10,059,835	10,059,835

Investments in Securities:	Level 1		Level 2		Level 3		Total
Tennessee	– 0	–	8,082,655		14,290,162		22,372,817
Texas	– 0	–	168,481,060		45,811,569		214,292,629
Utah	– 0	–	4,981,675		8,704,459		13,686,134
Vermont	– 0	–	– 0	–	3,192,969		3,192,969
Virginia	– 0	–	92,739,725		12,164,873		104,904,598
Washington	– 0	–	68,083,937		47,547,261		115,631,198
Wisconsin	– 0	–	18,299,525		2,788,710		21,088,235
Other	– 0	–	208,267,089		– 0	–	208,267,089
Short-Term Investments	188,705,169		– 0	–	– 0	–	188,705,169

Total Investments in Securities	188,705,169		1,646,659,918		583,967,633		2,419,332,720

Other Financial Instruments (a):
Assets:
Centrally Cleared Credit Default Swaps	– 0	–	217,650		– 0	–	217,650
Centrally Cleared Interest Rate Swaps	– 0	–	839,268		– 0	–	839,268
Inflation (CPI) Swaps	– 0	–	374,020		– 0	–	374,020
Interest Rate Swaps	– 0	–	2,383,710		– 0	–	2,383,710
Liabilities:
Centrally Cleared Credit Default Swaps	– 0	–	(1,497,031)		– 0	–	(1,497,031)
Inflation (CPI) Swaps	– 0	–	(232,312)		– 0	–	(232,312)
Interest Rate Swaps	– 0	–	(4,757,110)		– 0	–	(4,757,110)

Total (b)	$188,705,169		$1,643,988,113		$583,967,633		$2,416,660,915

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds	Total
Balance as of 5/31/15	$524,250,368	$524,250,368
Accrued discounts/(premiums)	(17,581)	(17,581)
Realized gain (loss)	1,953,281	1,953,281
Change in unrealized appreciation/depreciation	(6,098,709)	(6,098,709)
Purchases	112,981,866	112,981,866
Sales	(42,063,180)	(42,063,180)
Transfers in to Level 3	8,512,881	8,512,881
Transfers out of Level 3	(15,551,293)	(15,551,293)

Balance as of 2/29/16	$583,967,633	$583,967,633 (a)

Net change in unrealized appreciation/depreciation from investments held as of 2/29/16	$(4,115,679)	$(4,115,679)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of February 29, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Municipal Income Fund, Inc.

AB California Portfolio

Portfolio of Investments

February 29, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.5%
Long-Term Municipal Bonds - 99.5%
California - 97.3%
Banning Utility Authority
NATL Series 2005
5.25%, 11/01/30 (Pre-refunded/ETM)	$8,405	$8,673,288
Bay Area Toll Authority
Series 2009F-1
5.25%, 4/01/27 (Pre-refunded/ETM)	7,500	8,529,825
Series 2010S-2
5.00%, 10/01/30	2,350	2,704,662
Series 2013S
5.00%, 4/01/31-4/01/33	12,700	15,107,683
Beaumont Financing Authority
AMBAC Series 2007C
5.00%, 9/01/26	3,305	3,407,852
California Econ Recovery
Series 2009A
5.25%, 7/01/21 (Pre-refunded/ETM)	5,725	6,580,315
California Educational Facilities Authority (Chapman University)
Series 2015
5.00%, 4/01/35	4,415	5,169,435
California Educational Facilities Authority (University of the Pacific)
Series 2012A
5.00%, 11/01/30	1,250	1,464,337
Series 2015
5.00%, 11/01/31	2,000	2,353,440
California Health Facilities Financing Authority (Cedars-Sinai Medical Center)
Series 2015
5.00%, 11/15/30	2,000	2,459,200
California Health Facilities Financing Authority (Dignity Health Obligated Group)
Series 2008G
5.50%, 7/01/25	3,180	3,512,278
California Health Facilities Financing Authority (St Joseph Health System Obligated Group)
Series 2013A
5.00%, 7/01/33	5,000	5,792,150
California Infrastructure & Economic Development Bank (Academy of Motion Picture Arts and Sciences Obligated Group)
Series 2015
5.00%, 11/01/33-11/01/34	4,035	4,723,171
California Municipal Finance Authority (Azusa Pacific University)
Series 2015B
5.00%, 4/01/35-4/01/41	5,960	6,610,743
California Municipal Finance Authority (Goodwill Industries of Sacramento Valley & Northern Nevada, Inc.)
Series 2014
5.25%, 1/01/45	1,295	1,307,652

	Principal Amount (000)	U.S. $ Value
California Municipal Finance Authority (UTS Bioenergy LLC)
Series 2011A-1
7.50%, 12/01/32 (a)	2,745	2,634,898
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/37 (b)	11,550	12,018,468
California School Finance Authority (Alliance College-Ready Public Schools Facilities Corp.)
Series 2015A
5.00%, 7/01/45 (b)	8,000	8,394,720
California School Finance Authority (Green DOT Public Schools Obligated Group)
Series 2015A
5.00%, 8/01/45 (b)	1,000	1,070,460
California School Finance Authority (Kipp LA)
Series 2014A
5.00%, 7/01/34	600	659,952
California School Finance Authority (Launchpad Development Obligated Group)
Series 2016A
5.00%, 6/01/36-6/01/46 (b)	3,500	3,654,325
California School Finance Authority (View Park Elementary & Middle Schools)
Series 2014A
5.625%, 10/01/34	575	592,515
5.875%, 10/01/44	1,000	1,031,530
6.00%, 10/01/49	715	736,686
California State Public Works Board (California State Public Works Board Lease)
Series 2012A
5.00%, 4/01/37	5,000	5,767,700
California Statewide Communities Development Authority (American Baptist Homes of the West)
Series 2015
5.00%, 10/01/26-10/01/45	5,645	6,456,806
California Statewide Communities Development Authority (Buck Institute for Research on Aging)
AGM Series 2014
5.00%, 11/15/34-11/15/44	4,500	5,170,755
California Statewide Communities Development Authority (Highland Creek Associates LP/CA)
Series 2001K
5.40%, 4/01/34	5,165	5,171,043
California Statewide Communities Development Authority (Moldaw Residences)
Series 2014A
5.25%, 11/01/44	1,800	1,838,808
5.375%, 11/01/49	2,500	2,565,075

	Principal Amount (000)	U.S. $ Value
Capistrano Unified School District School Facilities Improvement District No 1
AGM Series 2001B
Zero Coupon, 8/01/25	8,000	5,777,040
City of Encinitas CA (City of Encinitas CA CFD No 1)
Series 2012
5.00%, 9/01/26-9/01/29	2,795	3,066,376
City of Irvine CA (City of Irvine CA Assessment Dist No 13-1)
Series 2013
5.00%, 9/02/27-9/02/29	1,760	2,038,317
City of Long Beach CA (City of Long Beach CA Marina Revenue)
Series 2015
5.00%, 5/15/32-5/15/45	5,600	6,286,937
City of Los Angeles CA Wastewater System Revenue
Series 2013B
5.00%, 6/01/31	5,000	5,995,600
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	8,340	9,464,732
Series 2010A
5.00%, 5/15/25-5/15/27	12,475	14,502,227
City of Palm Springs CA COP
Series 1991B
Zero Coupon, 4/15/21 (Pre-refunded/ETM)	37,500	35,363,250
City of Palo Alto CA (City of Palo Alto CA University Avenue AD)
Series 2012
5.00%, 9/02/25-9/02/30	3,290	3,680,957
City of Redding CA
NATL Series 1992
11.965%, 7/01/22 (Pre-refunded/ETM) (c)	875	1,172,946
City of Riverside CA Sewer Revenue
Series 2015A
5.00%, 8/01/33	10,090	11,924,261
City of San Francisco CA Public Utilities Commission Water Revenue
Series 2009B
5.00%, 11/01/27	4,705	5,367,088
City of San Jose CA Hotel Tax Revenue
Series 2011
6.125%, 5/01/31	5,000	6,077,650
City of Santa Clara CA Electric Revenue
Series 2011A
5.00%, 7/01/30	1,810	2,108,958
County of Orange CA COP
AMBAC Series 1991
6.00%, 6/01/21 (Pre-refunded/ETM)	555	615,717
County of San Bernardino CA COP
Series 2009A
5.25%, 8/01/26	1,635	1,833,473
Fremont Community Facilities District No 1
Series 2015
5.00%, 9/01/40	4,000	4,416,480

	Principal Amount (000)	U.S. $ Value
Fullerton Redevelopment Agency Successor Agency (Marshall B Ketchum University)
AGC Series 2004
5.00%, 4/01/21	3,250	3,398,330
Garden Grove Unified School District
Series 2013C
5.00%, 8/01/32	2,535	2,944,504
Imperial Irrigation District Electric System Revenue
Series 2015C
5.00%, 11/01/31-11/01/36	6,000	7,289,790
Lake Elsinore Public Financing Authority
Series 2015
5.00%, 9/01/31-9/01/35	4,925	5,386,447
Long Beach Bond Finance Authority (Aquarium of the Pacific)
Series 2012
5.00%, 11/01/28-11/01/30	11,485	13,518,814
Los Angeles County Sanitation Districts Financing Authority
Series 2015A
5.00%, 10/01/34	5,000	5,909,200
Los Angeles Department of Water & Power PWR
AMBAC Series 2007A-2
5.00%, 7/01/24	5,250	5,562,952
Los Angeles Unified School District/CA
Series 2010KRY
5.25%, 7/01/25 (d)	8,000	9,443,920
Los Angeles Unified School District/CA COP
Series 2012B
5.00%, 10/01/28-10/01/29	9,220	10,975,059
Norco Community Redevelopment Agency Successor Agency (Norco Redevelopment Agency Project No 1)
Series 2010
5.875%, 3/01/32	1,580	1,792,463
6.00%, 3/01/36	1,125	1,279,890
AMBAC Series 2005
5.00%, 3/01/26	1,900	1,905,776
Oakland Unified School District/Alameda County
Series 2015A
5.00%, 8/01/31-8/01/33	5,340	6,194,336
NATL Series 2007
5.00%, 8/01/22	8,975	9,539,527
Orange County Community Facilities District (Esencia Village No 2015-1)
Series 2015A
5.25%, 8/15/45	1,400	1,605,366
Orange County Transportation Authority
Series 2013
5.00%, 8/15/29	2,360	2,826,100
Oxnard Financing Authority
AGM Series 2014
5.00%, 6/01/31	5,250	6,094,830
Port of Los Angeles
Series 2009C
5.00%, 8/01/26	21,450	24,389,937

	Principal Amount (000)	U.S. $ Value
Poway Unified School District (Poway Unified School District CFD No 6)
Series 2012
5.00%, 9/01/26	970	1,122,727
Poway Unified School District Public Financing Authority
Series 2015A
5.00%, 9/01/33-9/01/34	2,500	2,804,140
Redding Joint Powers Financing Authority
Series 2015A
5.00%, 6/01/30	1,350	1,602,963
Richmond Community Redevelopment Agency
Series 2010A
5.75%, 9/01/24-9/01/25	1,985	2,301,967
6.00%, 9/01/30	1,395	1,625,872
Riverside County Transportation Commission (Riverside County Transportation Commission Sales Tax)
Series 2013A
5.25%, 6/01/32	9,165	11,157,288
Rocklin Unified School District Community Facilities District
NATL Series 2004
5.00%, 9/01/25	1,000	1,003,220
Sacramento County Housing Authority (Verandas A Senior Community)
Series 2000H
5.70%, 3/01/34	2,875	2,882,849
Sacramento Regional Transit District
Series 2012
5.00%, 3/01/36-3/01/42	4,250	4,791,227
San Diego County Water Authority Financing Corp
Series 2011B
5.00%, 5/01/30	6,115	7,173,996
San Diego County Water Authority Financing Corp.
Series 2011B
5.00%, 5/01/29	10,000	11,759,000
San Diego Public Facilities Financing Authority (San Diego Public Facilities Financing Authority Lease)
Series 2010A
5.25%, 3/01/25	15,000	17,585,700
San Diego Unified School District/CA
Series 2013C
5.00%, 7/01/32	3,180	3,769,985
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2010A
4.90%, 5/01/29	2,200	2,497,462
Series 2012A
5.00%, 5/01/27-5/01/28	7,000	8,139,020
AGM Series 2000A
6.125%, 1/01/27	1,480	1,487,800
San Francisco City & County Redevelopment Agency (Mission Bay South Public Imp)
Series 2013A
5.00%, 8/01/29	1,310	1,457,702

	Principal Amount (000)	U.S. $ Value
San Joaquin Hills Transportation Corridor Agency
Series 1993
Zero Coupon, 1/01/20 (Pre-refunded/ETM)	20,000	19,302,200
Zero Coupon, 1/01/21 (Pre-refunded/ETM)	20,000	19,014,000
Zero Coupon, 1/01/23 (Pre-refunded/ETM) (e)	25,000	22,697,750
San Mateo Joint Powers Financing Authority (San Mateo Joint Powers Financing Authority Lease)
Series 2016A
4.00%, 7/15/32-7/15/35	6,605	7,274,142
Santa Ana Unified School District
Series 2008A
5.25%, 8/01/28	5,400	5,945,346
Southern California Public Power Authority
Series 2009A
5.00%, 7/01/23	3,200	3,573,088
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR)
Series 2014A
5.00%, 7/01/33-7/01/34	8,200	9,685,348
State of California
Series 2004
5.30%, 4/01/29	5	5,019
Series 2013
5.00%, 2/01/31-11/01/31	10,000	11,964,150
Series 2014
5.00%, 12/01/30	2,000	2,422,040
Series 2015
5.00%, 8/01/32	6,050	7,271,918
State of California (Inland Regional Center)
Series 2015
5.00%, 6/15/32	5,000	5,782,900
State of California Department of Water Resources
Series 2008
5.00%, 12/01/24-12/01/27	195	213,220
Series 2008AE
5.00%, 12/01/24 (Pre-refunded/ETM)	4,905	5,384,218
5.00%, 12/01/27 (Pre-refunded/ETM)	2,580	2,832,066
Series 2009A
5.00%, 12/01/29 (Pre-refunded/ETM)	1,295	1,447,214
5.00%, 12/01/29	930	1,033,388
Stockton Public Financing Authority
AGC Series 2006A
5.00%, 9/01/17	2,285	2,330,426
Tejon Ranch Public Facilities Finance Authority (Tejon Ranch Public Facilities Finance Authority CFD No 1)
Series 2012
5.25%, 9/01/26-9/01/28	2,375	2,579,164
5.50%, 9/01/30-9/01/33	2,135	2,314,462

	Principal Amount (000)	U.S. $ Value
Tustin Community Facilities District No 06-1
Series 2015A
5.00%, 9/01/32-9/01/35	3,780	4,315,740
University of California
Series 2013A
5.00%, 5/15/32	9,000	10,649,520
Walnut Energy Center Authority
Series 2014
5.00%, 1/01/31-1/01/32	7,700	9,089,426
West Contra Costa Healthcare District
Series 2011
6.00%, 7/01/32	1,050	1,190,711
AMBAC Series 2004
5.375%, 7/01/21-7/01/24	4,720	4,738,716

		622,128,112

Massachusetts - 0.9%
Commonwealth of Massachusetts
NATL Series 2000E
0.495%, 12/01/30 (f)	3,125	2,851,365
NATL Series 2000G
0.465%, 12/01/30 (f)	3,150	2,874,410

		5,725,775

Nevada - 0.4%
Henderson Local Improvement Districts
AGM Series 2007A
5.00%, 3/01/22	2,200	2,330,878

Puerto Rico - 0.1%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2008
5.125%, 12/01/27	295	321,058

Texas - 0.8%
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	3,050	3,673,084
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	1,525	1,812,478

		5,485,562

Total Municipal Obligations (cost $567,016,753)		635,991,385

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.8%
Investment Companies - 0.8%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.40% (g)(h) (cost $5,298,965)	5,298,965	5,298,965

Total Investments - 100.3% (cost $572,315,718) (i)		641,290,350
Other assets less liabilities - (0.3)%		(2,035,864)

Net Assets - 100.0%		$639,254,486

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$3,000	9/15/20	1.455%	CPI	#	$(16,549)
Citibank, NA	6,350	12/14/20	1.548%	CPI	#	(31,783)
Deutsche Bank AG	6,800	7/15/20	1.265%	CPI	#	100,726
JPMorgan Chase Bank, NA	3,000	9/04/20	1.465%	CPI	#	(18,394)

						$34,000

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$6,500	1/25/26	SIFMA	*	4.108%		$1,852,439
Merrill Lynch Capital Services, Inc.	3,100	10/21/16	SIFMA	*	4.129%		93,091
Merrill Lynch Capital Services, Inc.	14,500	7/30/26	4.090%		SIFMA	*	(4,240,900)
Merrill Lynch Capital Services, Inc.	5,000	11/15/26	4.378%		SIFMA	*	(1,625,009)

							$(3,920,379)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
California Municipal Finance Authority (UTS Bioenergy LLC)	11/22/11	$2,745,000	$2,634,898	0.41%
Series 2011A-1
7.50%, 12/01/32

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, the aggregate market value of these securities amounted to $25,137,973 or 3.9% of net assets.
(c)	Variable rate coupon, rate shown as of February 29, 2016.
(d)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(e)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(f)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 29, 2016 and the aggregate market value of these securities amounted to $5,725,775 or 0.90% of net assets.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)	As of February 29, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $69,251,774 and gross unrealized depreciation of investments was $(277,142), resulting in net unrealized appreciation of $68,974,632.

As of February 29, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 10.8% and 1.6%, respectively.

Glossary:

AD	-	Assessment District
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CFD	-	Community Facilities District
COP	-	Certificate of Participation
DOT	-	Department of Transportation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation

AB Municipal Income Fund, Inc.

AB California Portfolio

February 29, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 29, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$587,895,251		$48,096,134		$635,991,385
Short-Term Investments		5,298,965		– 0	–	– 0	–	5,298,965

Total Investments in Securities		5,298,965		587,895,251		48,096,134		641,290,350
Other Financial Instruments (a):
Assets:
Inflation (CPI) Swaps		– 0	–	100,726		– 0	–	100,726
Interest Rate Swaps		– 0	–	1,945,530		– 0	–	1,945,530
Liabilities:
Inflation (CPI) Swaps		– 0	–	(66,726)		– 0	–	(66,726)
Interest Rate Swaps		– 0	–	(5,865,909)		– 0	–	(5,865,909)

Total (b)		$5,298,965		$584,008,872		$48,096,134		$637,403,971

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/15	$32,737,837		$32,737,837
Accrued discounts/(premiums)	(108,369)		(108,369)
Realized gain (loss)	163,432		163,432
Change in unrealized appreciation/depreciation	1,262,003		1,262,003
Purchases	16,205,605		16,205,605
Sales	(3,605,675)		(3,605,675)
Transfers in to Level 3	1,441,301		1,441,301
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/29/16	$48,096,134		$48,096,134	(a)

Net change in unrealized appreciation/depreciation from investments held as of 2/29/16	$1,414,315		$1,414,315

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of February 29, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Municipal Income Fund, Inc.

AB New York Portfolio

Portfolio of Investments

February 29, 2016 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 95.7%
Long-Term Municipal Bonds - 95.7%
New York - 93.6%
Albany County Airport Authority
AGM Series 2010A
5.00%, 12/15/25-12/15/26	$4,540	$5,163,985
Albany Industrial Development Agency
Series 2008A
5.75%, 11/15/22 (Pre-refunded/ETM)	795	863,426
Build NYC Resource Corp. (City University of New York (The))
Series 2014A
5.00%, 6/01/30-6/01/34	2,980	3,482,288
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.25%, 11/01/29	2,305	2,538,842
5.50%, 11/01/44	1,625	1,760,996
Build NYC Resource Corp. (YMCA of Greater New York)
Series 2012
5.00%, 8/01/32	1,000	1,123,900
City of New York NY
Series 2007C
5.00%, 1/01/21	1,575	1,633,322
Series 2014A
5.00%, 8/01/31	2,000	2,383,820
Series 2014J
5.00%, 8/01/30	10,000	11,994,700
Series 2016C
5.00%, 8/01/32 (a)	5,000	5,997,150
City of Newburgh NY
Series 2012A
5.25%, 6/15/28	1,065	1,210,394
5.50%, 6/15/32	1,320	1,489,897
County of Nassau NY
Series 2016A
5.00%, 1/01/34-1/01/38	5,345	6,183,267
County of Onondaga NY (Syracuse University)
Series 2011
5.00%, 12/01/28-12/01/29	2,135	2,539,419
Dutchess County Industrial Development Agency (Bard College)
Series 2007A-1
5.00%, 8/01/19-8/01/21	1,450	1,527,363
Dutchess County Local Development Corp. (Health Quest Systems, Inc.)
Series 2014A
5.00%, 7/01/44	4,175	4,620,639
East Rochester Housing Authority (St John’s Health Care Corp.)
Series 2010A
5.00%, 4/20/27	2,550	2,934,183
Erie County Fiscal Stability Authority (Erie County Fiscal Stability Authority Sales Tax)
Series 2011C
5.00%, 12/01/28	7,260	8,737,628

	Principal Amount (000)	U.S. $ Value
Glen Cove Industrial Development Agency
Series 1992B
Zero Coupon, 10/15/19 (Pre-refunded/ETM)	11,745	11,373,741
Haverstraw-Stony Point Central School District
AGM Series 2015
5.00%, 10/15/31-10/15/36	3,100	3,679,112
Hempstead Town Local Development Corp. (Hofstra University)
Series 2011
5.00%, 7/01/28	650	754,130
Hempstead Town Local Development Corp. (Molloy College)
Series 2014
5.00%, 7/01/34-7/01/39	2,945	3,311,476
Housing Development Corp./NY
Series 2002A
5.50%, 11/01/34	5	5,007
Jefferson County Industrial Development Agency (ReEnergy Black River LLC/Old)
Series 2014
5.25%, 1/01/24 (b)	1,000	971,200
Long Island Power Authority
Series 2012B
5.00%, 9/01/27	2,500	2,891,975
Series 2014A
5.00%, 9/01/35	1,000	1,151,420
Metropolitan Transportation Authority
Series 2011D
5.00%, 11/15/29	4,300	5,075,333
Series 2012F
5.00%, 11/15/27	7,070	8,506,624
Series 2014B
5.00%, 11/15/44	12,000	13,602,000
Monroe County Industrial Development Agency (Southview Towers LP)
Series 2000
6.25%, 2/01/31	1,130	1,130,994
Nassau County Industrial Development Agency (Amsterdam House Continuing Care Retirement Community, Inc.)
Series 2014A
6.50%, 1/01/32	1,590	1,600,128
Series 2014C
2.00%, 1/01/49 (c)(d)	572	85,873
Nassau County Local Economic Assistance Corp. (South Nassau Communities Hospital)
Series 2012
5.00%, 7/01/31-7/01/37	6,195	6,837,822
Nassau County Local Economic Assistance Corp. (Winthrop University Hospital)
Series 2012
5.00%, 7/01/32-7/01/42	5,435	5,967,604
New York City Municipal Water Finance Authority
Series 2009FF
5.00%, 6/15/27	15,110	17,146,526
Series 2013BB
5.00%, 6/15/46	5,000	5,755,550

	Principal Amount (000)	U.S. $ Value
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease)
Series 2015S
5.00%, 7/15/35	5,160	6,089,471
NATL Series 2006S-1
5.00%, 7/15/21	7,000	7,271,390
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2013I
5.00%, 5/01/32 (Pre-refunded/ETM)	5	6,207
5.00%, 5/01/32-5/01/33	12,495	14,846,537
Series 2016E
5.00%, 2/01/39	5,000	5,870,500
New York City Trust for Cultural Resources (American Museum of Natural History (The))
Series 2014A
5.00%, 7/01/33	4,080	4,792,123
New York City Trust for Cultural Resources (Whitney Museum of American Art)
Series 2011
5.00%, 7/01/31	9,675	11,163,208
New York Convention Center Development Corp. (New York Convention Center Development Corp. Hotel Occupancy Tax)
Series 2015
5.00%, 11/15/34-11/15/35	15,220	17,975,990
New York Liberty Development Corp. (3 World Trade Center LLC)
Series 2014
5.00%, 11/15/44 (e)	2,250	2,390,017
New York Liberty Development Corp. (4 World Trade Center LLC)
Series 2011
5.00%, 11/15/31	2,225	2,586,740
New York Liberty Development Corp. (National Sports Museum)
Series 2006A
6.125%, 2/15/19 (c)(d)	792	8
New York Power Authority
NATL Series 2007C
5.00%, 11/15/19-11/15/21	3,680	3,953,662
New York State Dormitory Authority
Series 2007A
5.00%, 5/01/22 (Pre-refunded/ETM)	1,405	1,477,596
5.00%, 7/01/22 (Pre-refunded/ETM)	1,200	1,270,536
Series 2007B
5.25%, 7/01/24 (Pre-refunded/ETM)	525	551,591
Series 2008A
5.00%, 7/01/29 (Pre-refunded/ETM)	4,220	4,639,257
5.75%, 7/01/24 (Pre-refunded/ETM)	5,165	5,748,335
New York State Dormitory Authority (Barnard College)
Series 2015A
4.00%, 7/01/32	1,300	1,401,751

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (Cabrini of Westchester)
Series 2006
5.10%, 2/15/26	1,770	1,896,006
New York State Dormitory Authority (Cornell University)
Series 2008B
5.00%, 7/01/27	4,925	5,757,276
Series 2008C
5.00%, 7/01/29	2,000	2,328,740
Series 2009A
5.00%, 7/01/25	2,465	2,812,146
New York State Dormitory Authority (County of Westchester NY Lease)
Series 2006A
5.00%, 8/01/17	9,510	9,698,678
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai)
Series 2015A
5.00%, 7/01/31-7/01/33	6,000	6,969,930
New York State Dormitory Authority (Manhattan College)
AGC Series 2007A
5.00%, 7/01/27	2,445	2,575,318
New York State Dormitory Authority (Montefiore Medical Center)
NATL Series 2004
5.00%, 8/01/23	1,860	1,866,677
New York State Dormitory Authority (Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/26	6,795	7,699,279
New York State Dormitory Authority (Northwell Health Obligated Group)
Series 2015A
5.00%, 5/01/33	5,000	5,804,300
New York State Dormitory Authority (NYU Hospitals Center)
Series 2014
5.00%, 7/01/31	1,000	1,172,910
New York State Dormitory Authority (Ozanam Hall of Queens Nursing Home, Inc.)
Series 2006
5.00%, 11/01/21	1,000	1,020,110
New York State Dormitory Authority (Rochester Institute of Technology)
Series 2010
5.00%, 7/01/23-7/01/25	5,335	6,161,468
New York State Dormitory Authority (St John’s University/NY)
Series 2015A
5.00%, 7/01/33-7/01/34	2,000	2,336,570
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2008A
5.00%, 3/15/27	2,350	2,547,165
Series 2015E
5.00%, 3/15/34	4,000	4,742,840
New York State Dormitory Authority (State University of New York Dormitory Fees)
Series 2013A
5.25%, 7/01/30	2,000	2,418,200

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (State University of New York)
Series 2010A
5.00%, 7/01/27-7/01/31	9,285	10,739,501
Series 2011A
5.00%, 7/01/28	6,690	7,956,216
New York State Dormitory Authority (Teachers College)
Series 2012
5.00%, 7/01/34	2,535	2,906,884
Series 2012A
5.00%, 7/01/31	1,200	1,398,204
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
XLCA Series 2004A
0.501%, 1/01/39 (f)	4,975	4,399,413
New York State Energy Research & Development Authority (New York State Electric & Gas Corp.)
NATL Series 2010C
1.206%, 4/01/34 (f)	900	843,854
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)
Series 2010A
5.00%, 6/15/29	2,000	2,332,760
New York State Environmental Facilities Corp. (State of New York SRF)
Series 2015D
4.00%, 9/15/34-9/15/35	11,250	12,273,997
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2014
5.00%, 1/01/31-1/01/32	15,000	17,693,300
New York State Thruway Authority (State of New York Pers Income Tax)
Series 2008A
5.00%, 3/15/26-3/15/27	11,000	12,155,520
Series 2010A
5.00%, 3/15/28	5,000	5,790,350
Onondaga Civic Development Corp.
Series 2012
5.00%, 7/01/42 (Pre-refunded/ETM)	2,610	3,192,970
Series 2014A
5.125%, 7/01/31 (Pre-refunded/ETM)	1,250	1,426,288
Onondaga County Industrial Development Agency (Bristol-Myers Squibb Co.)
Series 1994
5.75%, 3/01/24	4,000	5,009,120
Orange County Funding Corp. (Mount St Mary College)
Series 2012A
5.00%, 7/01/37	1,320	1,456,660

	Principal Amount (000)	U.S. $ Value
Otsego County Capital Resource Corp. (Hartwick College)
Series 2015A
5.00%, 10/01/30-10/01/45	10,020	10,941,892
Port Authority of New York & New Jersey
Series 2010
5.00%, 7/15/31	13,000	15,059,200
Series 2013178
5.00%, 12/01/31	5,000	5,825,200
Series 2014
5.00%, 9/01/31	5,000	5,818,250
Port Authority of New York & New Jersey (JFK International Air Terminal LLC)
NATL Series 1997
5.75%, 12/01/22	6,820	6,845,643
Rensselaer County Industrial Development Agency
Series 2006
5.00%, 3/01/26 (Pre-refunded/ETM)	7,505	7,505,000
Sachem Central School District
NATL Series 2006
5.00%, 10/15/21-10/15/22	5,415	5,564,960
Seneca County Industrial Development Agency (New York Chiropractic College)
Series 2007
5.00%, 10/01/27	925	974,090
Suffolk County Economic Development Corp.
Series 2011
5.00%, 7/01/28 (Pre-refunded/ETM)	875	1,052,109
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/28	5,115	5,633,559
Series 2014C
5.00%, 7/01/31	2,500	2,799,425
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.)
Series 2010
5.875%, 12/01/30	2,340	2,638,631
Suffolk County Industrial Development Agency (New York Institute of Technology)
Series 2000
5.00%, 3/01/26	1,145	1,166,847
Triborough Bridge & Tunnel Authority
Series 2006A
5.00%, 11/15/24 (Pre-refunded/ETM)	6,715	6,930,149
Series 2008D
5.00%, 11/15/26	10,000	11,062,800
Series 2011A
5.00%, 1/01/28	5,000	5,911,700
Series 2013C
5.00%, 11/15/32	5,000	5,851,100
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute)
Series 2010A
5.00%, 9/01/30	3,000	3,435,030
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.)
Series 2007A
6.00%, 9/15/27	1,175	1,187,103

	Principal Amount (000)	U.S. $ Value
Utility Debt Securitization Authority
Series 2013T
5.00%, 12/15/31	10,000	12,056,100
Westchester County Healthcare Corp/NY
Series 2010B
6.00%, 11/01/30	1,000	1,162,620
Westchester County Local Development Corp. (Kendal on Hudson)
Series 2013
5.00%, 1/01/34	1,800	1,980,990

		526,851,701

Florida - 0.1%
Marshall Creek Community Development District
Series 2002
6.625%, 5/01/32 (c)(d)	825	734,960

Georgia - 0.1%
City of Atlanta GA (Eastside Project/Atlanta)
Series 2005B
5.60%, 1/01/30	500	501,785

Ohio - 0.0%
Columbiana County Port Authority (Apex Environmental LLC)
Series 2004
7.125%, 8/01/25 (d)	1,200	228,000
Series 2014
10.635%, 8/01/25 (d)	162	30,695

		258,695

Puerto Rico - 0.8%
Puerto Rico Housing Finance Authority (Puerto Rico Housing Finance Authority Cap Fd Prog)
Series 2003
5.00%, 12/01/20	1,795	1,841,975
Series 2008
5.125%, 12/01/27	1,495	1,627,053
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Sistema Universitario Ana G Mendez Incorporado)
Series 2012
5.125%, 4/01/32	1,000	892,500

		4,361,528

Texas - 1.1%
Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure Group LLC)
Series 2010
7.00%, 6/30/40	2,700	3,251,583
7.50%, 6/30/32	1,225	1,508,490

	Principal Amount (000)	U.S. $ Value
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009
6.875%, 12/31/39	1,350	1,604,488

		6,364,561

Total Municipal Obligations (cost $500,901,608)		539,073,230

	Shares
SHORT-TERM INVESTMENTS - 4.2%
Investment Companies - 4.2%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.40% (g)(h) (cost $23,401,465)	23,401,465	23,401,465

Total Investments - 99.9% (cost $524,303,073) (i)		562,474,695
Other assets less liabilities - 0.1%		499,334

Net Assets - 100.0%		$562,974,029

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$2,600	9/15/20	1.455%	CPI	#	$(14,342)
Citibank, NA	5,430	12/14/20	1.548%	CPI	#	(27,178)
Deutsche Bank AG	6,000	7/15/20	1.265%	CPI	#	88,876
JPMorgan Chase Bank, NA	2,600	9/04/20	1.465%	CPI	#	(15,942)

						$31,414

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund		Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citibank, NA	$2,200	1/25/26	SIFMA	*	4.108%	$626,979

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.17% of net assets as of February 29, 2016, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC/Old)
Series 2014
5.25%, 1/01/24	11/13/14	1,000,000	971,200	0.17%

(c)	Security is in default and is non-income producing.
(d)	Illiquid security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, the market value of this security amounted to $2,390,017 or 0.4% of net assets.
(f)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of February 29, 2016 and the aggregate market value of these securities amounted to $5,243,267 or 0.93% of net assets.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(i)	As of February 29, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $39,461,022 and gross unrealized depreciation of investments was $(1,289,400), resulting in net unrealized appreciation of $38,171,622.

As of February 29, 2016, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 7.8% and 0.0%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund
XLCA	-	XL Capital Assurance Inc.

AB Municipal Income Fund, Inc.

AB New York Portfolio

February 29, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of February 29, 2016:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$529,923,504		$9,149,726		$539,073,230
Short-Term Investments		23,401,465		– 0	–	– 0	–	23,401,465

Total Investments in Securities		23,401,465		529,923,504		9,149,726		562,474,695
Other Financial Instruments (a):
Assets:
Inflation (CPI) Swaps		– 0	–	88,876		– 0	–	88,876
Interest Rate Swaps		– 0	–	626,979		– 0	–	626,979
Liabilities:
Inflation (CPI) Swaps		– 0	–	(57,462)		– 0	–	(57,462)

Total (b)		$23,401,465		$530,581,897		$9,149,726		$563,133,088

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 5/31/15	$12,933,967		$12,933,967
Accrued discounts/(premiums)	5,166		5,166
Realized gain (loss)	(711,068)		(711,068)
Change in unrealized appreciation/depreciation	586,178		586,178
Purchases	926,242		926,242
Sales	(5,477,748)		(5,477,748)
Transfers in to Level 3	886,989		886,989
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 2/29/16	$9,149,726		$9,149,726	+

Net change in unrealized appreciation/depreciation from investments held as of 2/29/16	$569,921		$569,921

+	There were de minimis transfers under 1% of net assets during the reporting period.

As of February 29, 2016, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.    CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	April 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	April 25, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	April 25, 2016